BNY Mellon Emerging Markets Equity ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 97.4%
Australia — .0%
MMG Ltd.(a),(b)	48,000	23,480
Brazil — 2.9%
Ambev SA	25,776	57,735
B3 SA - Brasil Bolsa Balcao	33,173	74,422
Banco Bradesco SA	12,699	30,440
Banco BTG Pactual SA	6,438	45,020
Banco do Brasil SA	11,544	40,786
Banco Santander Brasil SA	1,997	9,388
BB Seguridade Participacoes SA	4,156	24,980
BRF SA	3,925	14,078
Caixa Seguridade Participacoes SA	3,720	9,143
Centrais Eletricas Brasileiras SA	6,103	41,042
Cia de Saneamento Basico do Estado de Sao Paulo	1,961	37,843
Cia Paranaense de Energia - Copel	3,490	6,913
Cosan SA(a)	9,519	10,117
CPFL Energia SA	1,024	6,897
CSN Mineracao SA	2,808	2,538
Embraer SA	3,199	45,986
Energisa SA	1,553	12,710
Eneva SA(a)	5,667	13,594
Engie Brasil Energia SA	1,176	8,421
Equatorial Energia SA	7,566	46,043
Hapvida Participacoes e Investimentos SA(a),(c)	922	5,441
Itau Unibanco Holding SA	3,816	21,252
JBS NV(a)	2,278	31,127
Klabin SA	6,336	20,926
Localiza Rent a Car SA	5,359	33,024
Lojas Renner SA	7,722	22,344
Natura Cosmeticos SA(a)	6,036	9,790
Neoenergia SA	814	3,572
NU Holdings Ltd., Cl. A(a)	20,735	253,382
Pagseguro Digital Ltd., Cl. A(b)	1,172	9,177
Petroleo Brasileiro SA	23,164	147,336
Porto Seguro SA	783	7,240
PRIO SA(a)	4,769	35,845
Raia Drogasil SA	8,330	20,086
Rede D’Or Sao Luiz SA(c)	4,494	25,992
Rumo SA	7,412	21,964
StoneCo Ltd., Cl. A(a)	1,400	17,892
Suzano SA	3,624	33,686
Telefonica Brasil SA	4,180	23,526
TIM SA	4,700	17,319
TOTVS SA	2,794	21,734
Ultrapar Participacoes SA	4,277	12,979
Vale SA	21,614	205,734
Vibra Energia SA	5,606	21,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Brazil — 2.9% (continued)
WEG SA	9,746	64,410
XP, Inc., Cl. A	2,462	39,737
		1,664,909
Chile — .4%
Banco de Chile	229,381	31,389
Banco de Credito e Inversiones SA	571	22,511
Banco Santander Chile	322,276	18,492
Cencosud SA	7,736	23,151
Cencosud Shopping SA	4,492	8,717
Cia Sud Americana de Vapores SA	115,942	5,820
Empresas Copec SA	2,542	16,718
Enel Americas SA	81,535	8,078
Enel Chile SA	166,613	10,602
Falabella SA	6,580	32,595
Latam Airlines Group SA	1,751,882	38,059
Plaza SA	2,530	5,310
		221,442
China — 26.4%
360 Security Technology, Inc., Cl. A	2,700	4,242
3SBio, Inc.(c)	11,500	47,025
AAC Technologies Holdings, Inc.	500	2,545
Accelink Technologies Co. Ltd., Cl. A	600	4,333
Advanced Micro-Fabrication Equipment, Inc. China, Cl. A	138	3,791
AECC Aero-Engine Control Co. Ltd., Cl. A	1,300	3,812
AECC Aviation Power Co. Ltd., Cl. A	200	1,178
Agricultural Bank of China Ltd., Cl. A	33,200	29,079
Agricultural Bank of China Ltd., Cl. H	179,000	117,433
Aier Eye Hospital Group Co. Ltd., Cl. A	3,600	6,431
Air China Ltd., Cl. A(a)	9,000	9,096
Air China Ltd., Cl. H(a)	18,000	12,015
Aisino Corp., Cl. A	2,400	3,073
Akeso, Inc.(a),(c)	4,000	78,777
Alibaba Group Holding Ltd.	99,980	1,473,591
Aluminum Corp. of China Ltd., Cl. A	6,500	6,714
Aluminum Corp. of China Ltd., Cl. H	12,000	9,524
Amlogic Shanghai Co. Ltd., Cl. A(a)	140	1,408
Angang Steel Co. Ltd., Cl. A(a)	10,100	3,847
Angel Yeast Co. Ltd., Cl. A	1,100	5,249
Anhui Conch Cement Co. Ltd., Cl. A	1,500	4,911
Anhui Conch Cement Co. Ltd., Cl. H	5,000	14,459
Anhui Expressway Co. Ltd., Cl. H	4,000	6,247
Anhui Gujing Distillery Co. Ltd., Cl. A	200	3,831
Anhui Gujing Distillery Co. Ltd., Cl. B	800	10,865
Anhui Jianghuai Automobile Group Corp. Ltd., Cl. A(a)	300	2,065
Anhui Yingjia Distillery Co. Ltd., Cl. A	700	3,996
Anker Innovations Technology Co. Ltd., Cl. A	520	8,969
ANTA Sports Products Ltd.	8,800	100,892
Asia - Potash International Investment Guangzhou Co. Ltd., Cl. A(a)	300	1,338
ASR Microelectronics Co. Ltd., Cl. A(a)	119	1,461
Asymchem Laboratories Tianjin Co. Ltd., Cl. A	440	6,988
Asymchem Laboratories Tianjin Co. Ltd., Cl. H(c)	140	1,903

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Atour Lifestyle Holdings Ltd., ADR	300	10,146
Autohome, Inc., ADR	475	12,868
Avary Holding Shenzhen Co. Ltd., Cl. A	400	2,947
AviChina Industry & Technology Co. Ltd., Cl. H	15,000	8,866
BAIC BluePark New Energy Technology Co. Ltd., Cl. A(a)	2,900	3,274
Baidu, Inc., Cl. A(a)	11,900	128,247
Bank of Beijing Co. Ltd., Cl. A	7,600	6,815
Bank of Changsha Co. Ltd., Cl. A	2,700	3,709
Bank of Chengdu Co. Ltd., Cl. A	2,100	5,392
Bank of China Ltd., Cl. A	14,600	11,265
Bank of China Ltd., Cl. H	413,000	238,856
Bank of Chongqing Co. Ltd., Cl. A	3,100	4,357
Bank of Communications Co. Ltd., Cl. A	12,300	13,082
Bank of Communications Co. Ltd., Cl. H	50,000	45,032
Bank of Guiyang Co. Ltd., Cl. A	1,000	888
Bank of Hangzhou Co. Ltd., Cl. A	1,100	2,455
Bank of Jiangsu Co. Ltd., Cl. A	7,700	12,097
Bank of Nanjing Co. Ltd., Cl. A	2,100	3,352
Bank of Ningbo Co. Ltd., Cl. A	2,700	10,462
Bank of Shanghai Co. Ltd., Cl. A	2,700	3,840
Bank of Suzhou Co. Ltd., Cl. A	3,000	3,562
Baoshan Iron & Steel Co. Ltd., Cl. A	9,200	9,388
Beijing Capital Eco-Environment Protection Group Co. Ltd., Cl. A	7,500	3,212
Beijing Compass Technology Development Co. Ltd., Cl. A(a)	245	3,024
Beijing Dabeinong Technology Group Co. Ltd., Cl. A	2,100	1,206
Beijing Easpring Material Technology Co. Ltd., Cl. A	900	5,161
Beijing E-Hualu Information Technology Co. Ltd., Cl. A(a)	400	1,273
Beijing Kingsoft Office Software, Inc., Cl. A	184	8,020
Beijing New Building Materials PLC, Cl. A	1,100	3,990
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl. A	800	1,338
Beijing Shiji Information Technology Co. Ltd., Cl. A	1,590	2,270
Beijing Tiantan Biological Products Corp. Ltd., Cl. A	340	946
Beijing United Information Technology Co. Ltd., Cl. A	700	2,314
Beijing Yanjing Brewery Co. Ltd., Cl. A	300	518
Beijing-Shanghai High Speed Railway Co. Ltd., Cl. A	17,900	13,438
Beiqi Foton Motor Co. Ltd., Cl. A(a)	5,900	2,206
Bethel Automotive Safety Systems Co. Ltd., Cl. A	560	3,670
Bilibili, Inc., Cl. Z(a)	1,960	44,818
Biwin Storage Technology Co. Ltd., Cl. A(a)	273	2,413
Bloks Group Ltd.(a)	600	8,973
Bloomage Biotechnology Corp. Ltd., Cl. A	97	699
Bluefocus Intelligent Communications Group Co. Ltd., Cl. A(a)	3,120	3,015
BOC International China Co. Ltd., Cl. A	1,800	3,814
BOE Technology Group Co. Ltd., Cl. A	13,500	7,582
BTG Hotels Group Co. Ltd., Cl. A	800	1,549
BYD Co. Ltd., Cl. A	3,900	57,061
BYD Co. Ltd., Cl. H	18,000	264,611
By-health Co. Ltd., Cl. A	3,200	5,236
Caitong Securities Co. Ltd., Cl. A	2,200	2,477
Cambricon Technologies Corp. Ltd., Cl. A(a)	170	16,769
Canmax Technologies Co. Ltd., Cl. A	100	277

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Capital Securities Co. Ltd., Cl. A	200	556
Cathay Biotech, Inc., Cl. A	159	1,063
CCCC Design & Consulting Group Co. Ltd., Cl. A(a)	400	450
CCOOP Group Co. Ltd., Cl. A(a)	12,100	3,886
CECEP Solar Energy Co. Ltd., Cl. A	8,700	5,467
CECEP Wind-Power Corp., Cl. A	2,800	1,168
CGN Power Co. Ltd., Cl. A	2,400	1,228
CGN Power Co. Ltd., Cl. H(c)	65,000	24,427
Changjiang Securities Co. Ltd., Cl. A	3,700	3,791
Chaozhou Three-Circle Group Co. Ltd., Cl. A	200	920
Chifeng Jilong Gold Mining Co. Ltd., Cl. H	1,000	2,968
China Baoan Group Co. Ltd., Cl. A	2,300	2,910
China Cinda Asset Management Co. Ltd., Cl. H	55,000	9,949
China CITIC Bank Corp. Ltd., Cl. H	58,000	54,010
China CITIC Financial Asset Management Co. Ltd., Cl. H(a),(c)	62,000	9,636
China Coal Energy Co. Ltd., Cl. A	3,000	4,922
China Coal Energy Co. Ltd., Cl. H	8,000	9,845
China Communications Services Corp. Ltd., Cl. H	26,000	15,169
China Construction Bank Corp., Cl. A	4,300	5,625
China Construction Bank Corp., Cl. H	574,000	588,624
China CSSC Holdings Ltd., Cl. A	1,800	8,591
China Eastern Airlines Corp. Ltd., Cl. A(a)	3,100	1,633
China Eastern Airlines Corp. Ltd., Cl. H(a)	22,000	7,931
China Energy Engineering Corp. Ltd., Cl. A	5,100	1,836
China Energy Engineering Corp. Ltd., Cl. H	60,000	9,936
China Everbright Bank Co. Ltd., Cl. A	7,600	4,279
China Everbright Bank Co. Ltd., Cl. H	58,000	27,264
China Feihe Ltd.(c)	29,000	17,252
China Galaxy Securities Co. Ltd., Cl. A	1,500	3,587
China Galaxy Securities Co. Ltd., Cl. H	19,500	26,381
China Great Wall Securities Co. Ltd., Cl. A	2,900	3,556
China Greatwall Technology Group Co. Ltd., Cl. A(a)	1,800	3,774
China Hongqiao Group Ltd.	14,000	37,096
China International Capital Corp. Ltd., Cl. A	1,100	5,538
China International Capital Corp. Ltd., Cl. H(c)	5,600	14,239
China International Marine Containers Group Co. Ltd., Cl. A	3,100	3,538
China Jushi Co. Ltd., Cl. A	2,000	3,445
China Life Insurance Co. Ltd., Cl. A	900	5,120
China Life Insurance Co. Ltd., Cl. H	43,000	124,618
China Literature Ltd.(a),(c)	1,800	7,085
China Longyuan Power Group Corp. Ltd., Cl. H	14,000	12,645
China Merchants Bank Co. Ltd., Cl. A	8,500	52,563
China Merchants Bank Co. Ltd., Cl. H	19,500	126,688
China Merchants Energy Shipping Co. Ltd., Cl. A	2,500	2,106
China Merchants Expressway Network & Technology Holdings Co. Ltd., Cl. A	2,400	3,740
China Merchants Securities Co. Ltd., Cl. A	2,300	5,717
China Merchants Securities Co. Ltd., Cl. H(c)	2,000	4,138
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Cl. A	2,900	3,508
China Minsheng Banking Corp. Ltd., Cl. A	15,700	10,673
China Minsheng Banking Corp. Ltd., Cl. H	40,500	24,403
China National Building Material Co. Ltd., Cl. H	30,000	17,885

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
China National Chemical Engineering Co. Ltd., Cl. A	4,300	4,777
China National Nuclear Power Co. Ltd., Cl. A	7,700	9,838
China National Software & Service Co. Ltd., Cl. A(a)	90	592
China Nonferrous Mining Corp. Ltd.	10,000	9,745
China Northern Rare Earth Group High-Tech Co. Ltd., Cl. A	2,000	10,427
China Oilfield Services Ltd., Cl. A	1,000	1,935
China Oilfield Services Ltd., Cl. H	2,000	1,773
China Pacific Insurance Group Co. Ltd., Cl. A	3,900	20,311
China Pacific Insurance Group Co. Ltd., Cl. H	12,200	49,189
China Petroleum & Chemical Corp., Cl. A	10,600	8,857
China Petroleum & Chemical Corp., Cl. H	144,000	84,382
China Railway Group Ltd., Cl. A	7,000	5,537
China Railway Group Ltd., Cl. H	26,000	13,083
China Railway Signal & Communication Corp. Ltd., Cl. A	3,228	2,374
China Railway Signal & Communication Corp. Ltd., Cl. H(c)	10,000	4,382
China Reinsurance Group Corp., Cl. H	27,000	4,712
China Resources Beverage Holdings Co. Ltd.	3,200	4,655
China Resources Microelectronics Ltd., Cl. A	295	1,912
China Resources Mixc Lifestyle Services Ltd.(c)	3,800	17,669
China Resources Pharmaceutical Group Ltd.(b),(c)	5,500	3,847
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Cl. A	600	2,613
China Science Publishing & Media Ltd., Cl. A	100	274
China Shenhua Energy Co. Ltd., Cl. A	2,000	10,610
China Shenhua Energy Co. Ltd., Cl. H	23,500	101,933
China Southern Airlines Co. Ltd., Cl. A(a)	2,600	2,050
China Southern Airlines Co. Ltd., Cl. H(a)	20,000	9,223
China Southern Power Grid Energy Storage Co. Ltd., Cl. A	2,700	3,776
China State Construction Engineering Corp. Ltd., Cl. A	17,700	13,928
China Suntien Green Energy Corp. Ltd., Cl. H	14,000	7,490
China Three Gorges Renewables Group Co. Ltd., Cl. A	11,900	7,164
China Tourism Group Duty Free Corp. Ltd., Cl. A	1,100	9,934
China Tower Corp. Ltd., Cl. H(c)	30,400	42,599
China United Network Communications Ltd., Cl. A	12,600	9,389
China Vanke Co. Ltd., Cl. A(a)	3,000	2,686
China Vanke Co. Ltd., Cl. H(a)	13,400	8,518
China XD Electric Co. Ltd., Cl. A	2,700	2,459
China Yangtze Power Co. Ltd., Cl. A	8,400	32,512
China Zhenhua Group Science & Technology Co. Ltd., Cl. A	200	1,322
China Zheshang Bank Co. Ltd., Cl. A	14,700	6,928
China Zheshang Bank Co. Ltd., Cl. H	9,000	3,164
Chongqing Changan Automobile Co. Ltd., Cl. A	2,986	5,339
Chongqing Changan Automobile Co. Ltd., Cl. B	11,450	6,170
Chongqing Rural Commercial Bank Co. Ltd., Cl. A	800	754
Chongqing Rural Commercial Bank Co. Ltd., Cl. H	23,000	18,254
Chongqing Zhifei Biological Products Co. Ltd., Cl. A	1,000	3,349
CITIC Ltd.	38,000	57,024
Citic Pacific Special Steel Group Co. Ltd., Cl. A	1,000	1,798
CITIC Securities Co. Ltd., Cl. A	3,835	15,472
CITIC Securities Co. Ltd., Cl. H	14,000	49,223
CMOC Group Ltd., Cl. A	4,000	4,972
CNGR Advanced Material Co. Ltd., Cl. A	1,020	4,786

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
CNPC Capital Co. Ltd., Cl. A	2,600	3,130
Contemporary Amperex Technology Co. Ltd., Cl. A	1,800	66,220
COSCO SHIPPING Development Co. Ltd., Cl. A	17,100	5,920
COSCO Shipping Energy Transportation Co. Ltd., Cl. A	3,400	4,760
COSCO Shipping Energy Transportation Co. Ltd., Cl. H	12,000	9,768
COSCO SHIPPING Holdings Co. Ltd., Cl. A	5,400	11,742
COSCO SHIPPING Holdings Co. Ltd., Cl. H	16,000	29,269
Country Garden Services Holdings Co. Ltd.	13,000	10,781
CRRC Corp. Ltd., Cl. A	10,500	10,788
CRRC Corp. Ltd., Cl. H	27,000	18,711
CSC Financial Co. Ltd., Cl. A	1,000	3,555
CSC Financial Co. Ltd., Cl. H(c)	1,000	1,600
CSPC Innovation Pharmaceutical Co. Ltd., Cl. A	400	3,000
CSSC Science & Technology Co. Ltd., Cl. A	1,900	3,331
Daqin Railway Co. Ltd., Cl. A	6,300	5,728
DaShenLin Pharmaceutical Group Co. Ltd., Cl. A	1,100	2,647
Datang International Power Generation Co. Ltd., Cl. A	4,300	2,033
Datang International Power Generation Co. Ltd., Cl. H	8,000	2,018
DHC Software Co. Ltd., Cl. A	1,900	2,449
Do-Fluoride New Materials Co. Ltd., Cl. A	1,000	1,727
Dong-E-E-Jiao Co. Ltd., Cl. A	900	6,456
Dongfang Electric Corp. Ltd., Cl. H	3,000	7,085
Dongfeng Motor Group Co. Ltd., Cl. H	24,000	14,492
Dongguan Yiheda Automation Co. Ltd., Cl. A	100	324
Dongxing Securities Co. Ltd., Cl. A	1,900	2,945
East Money Information Co. Ltd., Cl. A	5,500	17,763
Eastern Air Logistics Co. Ltd., Cl. A	100	196
Eastroc Beverage Group Co. Ltd., Cl. A	130	5,084
Easyhome New Retail Group Co. Ltd., Cl. A(a)	300	124
Ecovacs Robotics Co. Ltd., Cl. A	700	7,748
ENN Energy Holdings Ltd.	3,700	30,189
ENN Natural Gas Co. Ltd., Cl. A	1,400	3,587
Eoptolink Technology, Inc. Ltd., Cl. A	400	10,522
Eve Energy Co. Ltd., Cl. A	500	3,078
Everbright Securities Co. Ltd., Cl. A	2,300	5,816
Flat Glass Group Co. Ltd., Cl. A	700	1,584
Flat Glass Group Co. Ltd., Cl. H	4,000	5,208
Focus Media Information Technology Co. Ltd., Cl. A	5,300	5,526
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	1,182	6,302
Founder Securities Co. Ltd., Cl. A	4,500	5,080
Foxconn Industrial Internet Co. Ltd., Cl. A	4,000	19,247
Fujian Kuncai Material Technology Co. Ltd., Cl. A(a)	200	538
Fujian Sunner Development Co. Ltd., Cl. A	200	444
Full Truck Alliance Co. Ltd., ADR	4,883	56,399
Fuyao Glass Industry Group Co. Ltd., Cl. A	2,000	15,198
Fuyao Glass Industry Group Co. Ltd., Cl. H(c)	1,200	8,675
GalaxyCore, Inc., Cl. A	881	1,874
Gan & Lee Pharmaceuticals Co. Ltd., Cl. A	800	6,440
Ganfeng Lithium Co. Ltd., Cl. A	200	1,001
Ganfeng Lithium Co. Ltd., Cl. H(c)	160	532
GD Power Development Co. Ltd., Cl. A	5,100	3,247

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
GDS Holdings Ltd., Cl. A(a)	6,100	27,586
GEM Co. Ltd., Cl. A	2,100	1,883
Gemdale Corp., Cl. A(a)	4,500	2,352
Genscript Biotech Corp.(a)	10,000	21,885
GF Securities Co. Ltd., Cl. A	300	800
GF Securities Co. Ltd., Cl. H	5,600	12,227
Giant Biogene Holding Co. Ltd.(c)	2,400	17,121
GigaDevice Semiconductor, Inc., Cl. A	180	3,031
Glodon Co. Ltd., Cl. A	1,300	2,362
GoerTek, Inc., Cl. A	800	2,560
Goldwind Science & Technology Co. Ltd., Cl. A	1,500	2,008
Goldwind Science & Technology Co. Ltd., Cl. H	3,800	3,393
Goneo Group Co. Ltd., Cl. A	112	734
Gotion High-tech Co. Ltd., Cl. A	1,000	4,064
Great Wall Motor Co. Ltd., Cl. A	3,500	10,525
Great Wall Motor Co. Ltd., Cl. H	16,500	26,989
Gree Electric Appliances, Inc. of Zhuhai, Cl. A	2,600	16,490
Greenland Holdings Corp. Ltd., Cl. A(a)	4,600	1,234
Greentown China Holdings Ltd.	7,500	9,430
GRG Banking Equipment Co. Ltd., Cl. A	1,300	2,391
Guangdong Haid Group Co. Ltd., Cl. A	800	6,275
Guanghui Energy Co. Ltd., Cl. A	1,500	1,130
Guangshen Railway Co. Ltd., Cl. H	20,000	4,994
Guangzhou Automobile Group Co. Ltd., Cl. H	16,000	6,482
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. A	300	1,120
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. H	2,000	4,606
Guangzhou Haige Communications Group, Inc. Co., Cl. A	2,100	3,865
Guangzhou Kingmed Diagnostics Group Co. Ltd., Cl. A	200	858
Guangzhou Shiyuan Electronic Technology Co. Ltd., Cl. A	1,000	4,873
Guangzhou Tinci Materials Technology Co. Ltd., Cl. A	200	525
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Cl. A	2,900	2,963
Guolian Minsheng Securities Co. Ltd., Cl. A	7,100	11,075
Guosen Securities Co. Ltd., Cl. A	2,600	4,793
Guotai Haitong Securities Co. Ltd.	4,400	12,418
Guotai Haitong Securities Co. Ltd., Cl. H(c)	15,000	32,331
Guoyuan Securities Co. Ltd., Cl. A	2,800	3,309
H World Group Ltd.	10,500	32,771
Haidilao International Holding Ltd.(c)	5,000	8,866
Haier Smart Home Co. Ltd., Cl. A	4,100	14,159
Haier Smart Home Co. Ltd., Cl. H	13,000	40,904
Hainan Airlines Holding Co. Ltd., Cl. A(a)	14,400	2,963
Hainan Airport Infrastructure Co. Ltd., Cl. A	7,800	4,262
Haitian International Holdings Ltd.	9,000	24,478
Hangcha Group Co. Ltd., Cl. A	300	880
Hangzhou Binjiang Real Estate Group Co. Ltd., Cl. A	2,800	3,885
Hangzhou First Applied Material Co. Ltd., Cl. A	1,379	2,805
Hangzhou Lion Electronics Co. Ltd., Cl. A(a)	200	684
Hangzhou Silan Microelectronics Co. Ltd., Cl. A	1,100	3,913
Hangzhou Tigermed Consulting Co. Ltd., Cl. A	700	6,628
Hangzhou Tigermed Consulting Co. Ltd., Cl. H(c)	200	1,420
Han’s Laser Technology Industry Group Co. Ltd., Cl. A	400	1,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Hansoh Pharmaceutical Group Co. Ltd.(c)	8,000	36,025
Haohua Chemical Science & Technology Co. Ltd., Cl. A	100	357
Hebei Hengshui Laobaigan Liquor Co. Ltd., Cl. A	300	700
Hebei Sinopack Electronic Technology Co. Ltd., Cl. A	1,300	9,662
Heilongjiang Agriculture Co. Ltd., Cl. A	200	415
Henan Shenhuo Coal & Power Co. Ltd., Cl. A	600	1,476
Henan Shuanghui Investment & Development Co. Ltd., Cl. A	600	2,059
Hengan International Group Co. Ltd.	7,000	20,955
Hengdian Group DMEGC Magnetics Co. Ltd., Cl. A	300	643
Hengli Petrochemical Co. Ltd., Cl. A	1,900	4,081
Hengtong Optic-electric Co. Ltd., Cl. A	1,100	2,436
Hengyi Petrochemical Co. Ltd., Cl. A	2,600	2,165
Hisense Home Appliances Group Co. Ltd., Cl. A	500	1,786
Hisense Home Appliances Group Co. Ltd., Cl. H	5,000	14,395
Hithink RoyalFlush Information Network Co. Ltd., Cl. A	200	7,886
HLA Group Corp. Ltd., Cl. A	500	474
Hongta Securities Co. Ltd., Cl. A	2,600	3,134
Horizon Robotics(a)	39,000	34,429
Hoshine Silicon Industry Co. Ltd., Cl. A	200	1,464
Hua Hong Semiconductor Ltd., Cl. H(a),(b),(c)	6,000	31,032
Huadian Power International Corp. Ltd., Cl. A	1,900	1,400
Huadian Power International Corp. Ltd., Cl. H	18,000	9,676
Huadong Medicine Co. Ltd., Cl. A	1,000	6,159
Huafon Chemical Co. Ltd., Cl. A	2,200	2,297
Huaibei Mining Holdings Co. Ltd., Cl. A	1,800	3,076
Hualan Biological Engineering, Inc., Cl. A	900	2,075
Huaneng Lancang River Hydropower, Inc., Cl. A	3,000	3,875
Huaneng Power International, Inc., Cl. A	3,000	3,057
Huaneng Power International, Inc., Cl. H	20,000	13,580
Huatai Securities Co. Ltd., Cl. A	2,000	5,575
Huatai Securities Co. Ltd., Cl. H(c)	9,400	21,626
Huaxi Securities Co. Ltd., Cl. A	1,900	2,647
Huaxia Bank Co. Ltd., Cl. A	1,800	1,989
Huaxia Eye Hospital Group Co. Ltd., Cl. A	1,200	3,368
Huayu Automotive Systems Co. Ltd., Cl. A	1,000	2,444
Hubei Feilihua Quartz Glass Co. Ltd., Cl. A	300	3,520
Hubei Xingfa Chemicals Group Co. Ltd., Cl. A	1,300	4,477
Huizhou Desay Sv Automotive Co. Ltd., Cl. A	500	7,062
Humanwell Healthcare Group Co. Ltd., Cl. A	300	908
Hunan Valin Steel Co. Ltd., Cl. A	4,000	3,148
Hundsun Technologies, Inc., Cl. A	700	3,523
Hwatsing Technology Co. Ltd., Cl. A	89	1,367
Hygon Information Technology Co. Ltd., Cl. A	859	16,624
IEIT Systems Co. Ltd., Cl. A	700	5,427
Iflytek Co. Ltd., Cl. A	200	1,356
Imeik Technology Development Co. Ltd., Cl. A	80	2,056
Industrial & Commercial Bank of China Ltd., Cl. A	24,300	25,540
Industrial & Commercial Bank of China Ltd., Cl. H	408,000	312,887
Industrial Bank Co. Ltd., Cl. A	7,800	24,551
Industrial Securities Co. Ltd., Cl. A	2,000	1,807
Ingenic Semiconductor Co. Ltd., Cl. A	200	1,856

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd., Cl. A	21,400	8,003
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Cl. A	4,800	3,564
Inner Mongolia Yili Industrial Group Co. Ltd., Cl. A	2,400	9,146
Inner Mongolia Yitai Coal Co. Ltd., Cl. B	6,100	12,536
Inner Mongolia Yuan Xing Energy Co. Ltd., Cl. A	3,000	2,407
InnoScience Suzhou Technology Holding Co. Ltd., Cl. H(a)	1,100	6,166
Innovent Biologics, Inc.(a),(c)	7,000	87,389
Isoftstone Information Technology Group Co. Ltd., Cl. A	800	6,112
J&T Global Express Ltd.(a)	40,000	52,586
JA Solar Technology Co. Ltd., Cl. A(a)	1,476	2,270
Jason Furniture Hangzhou Co. Ltd., Cl. A	800	2,825
JCET Group Co. Ltd., Cl. A	1,400	6,826
JD Health International, Inc.(a)	6,350	40,689
JD Logistics, Inc.(a),(c)	9,300	16,183
JD.com, Inc., Cl. A	15,816	247,616
Jiangsu Eastern Shenghong Co. Ltd., Cl. A(a)	2,600	3,228
Jiangsu Expressway Co. Ltd., Cl. H	18,000	22,082
Jiangsu Hengli Hydraulic Co. Ltd., Cl. A	644	6,590
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. A	3,140	27,458
Jiangsu Pacific Quartz Co. Ltd., Cl. A	100	486
Jiangsu Xukuang Energy Co. Ltd., Cl. A	8,300	5,793
Jiangsu Yangnong Chemical Co. Ltd., Cl. A	700	6,426
Jiangsu Yoke Technology Co. Ltd., Cl. A	600	4,610
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Cl. A	1,000	4,849
Jiangsu Zhongtian Technology Co. Ltd., Cl. A	2,000	3,851
Jiangxi Copper Co. Ltd., Cl. A	1,800	5,626
Jiangxi Copper Co. Ltd., Cl. H	9,000	18,092
Jiangxi Zhengbang Technology Co. Ltd., Cl. A(a)	5,600	2,203
Jinduicheng Molybdenum Co. Ltd., Cl. A	1,600	2,863
Joincare Pharmaceutical Group Industry Co. Ltd., Cl. A	1,600	2,825
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Cl. A	1,000	2,615
Juneyao Airlines Co. Ltd., Cl. A	1,300	2,212
Kanzhun Ltd., ADR(a)	1,833	34,754
KE Holdings, Inc., Cl. A	11,600	70,561
Keda Industrial Group Co. Ltd., Cl. A	1,300	1,921
Kingdee International Software Group Co. Ltd.(a)	20,000	46,624
Kingfa Sci & Tech Co. Ltd., Cl. A	1,200	2,107
Kingnet Network Co. Ltd., Cl. A	1,200	3,063
Kingsoft Cloud Holdings Ltd.(a)	14,000	13,929
Kingsoft Corp. Ltd.	5,400	24,592
Kuaishou Technology(a),(c)	17,900	175,580
Kuang-Chi Technologies Co. Ltd., Cl. A	1,400	7,953
Kunlun Tech Co. Ltd., Cl. A(a)	1,000	4,991
Kweichow Moutai Co. Ltd., Cl. A	600	118,589
Lao Feng Xiang Co. Ltd., Cl. B	1,300	4,653
Laopu Gold Co. Ltd.	200	18,051
LB Group Co. Ltd., Cl. A	1,900	4,504
Lenovo Group Ltd.	58,000	74,772
Lens Technology Co. Ltd., Cl. A	2,600	8,245
Lepu Medical Technology Beijing Co. Ltd., Cl. A	600	1,298
Levima Advanced Materials Corp., Cl. A	1,000	2,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Li Auto, Inc., Cl. A(a)	7,600	100,494
Li Ning Co. Ltd.	11,000	23,345
Liaoning Port Co. Ltd., Cl. A	8,100	1,723
Lingyi iTech Guangdong Co., Cl. A	3,400	4,259
Livzon Pharmaceutical Group, Inc., Cl. H	1,700	8,121
Longfor Group Holdings Ltd.(c)	12,000	14,966
LONGi Green Energy Technology Co. Ltd., Cl. A(a)	2,336	5,118
Loongson Technology Corp. Ltd., Cl. A(a)	87	1,587
Lufax Holding Ltd., ADR(a)	1,498	4,329
Luxshare Precision Industry Co. Ltd., Cl. A	2,100	10,694
Luzhou Laojiao Co. Ltd., Cl. A	1,000	17,086
Mao Geping Cosmetics Co. Ltd., Cl. H	800	10,211
Meihua Holdings Group Co. Ltd., Cl. A	2,400	3,754
Meinian Onehealth Healthcare Holdings Co. Ltd., Cl. A	3,800	2,700
Meituan, Cl. B(a),(c)	32,570	504,524
Metallurgical Corp. of China Ltd., Cl. A	6,100	2,570
Metallurgical Corp. of China Ltd., Cl. H	17,000	3,682
Midea Group Co. Ltd., Cl. A	1,900	18,541
Midea Group Co. Ltd., Cl. H	2,300	22,311
Ming Yang Smart Energy Group Ltd., Cl. A	2,500	3,858
MINISO Group Holding Ltd.	2,200	10,468
Mixue Group, Cl. H(a)	400	23,949
Montage Technology Co. Ltd., Cl. A	535	6,324
Muyuan Foods Co. Ltd., Cl. A	1,920	12,375
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Cl. A	1,100	1,812
Nanjing Securities Co. Ltd., Cl. A	2,100	2,403
NARI Technology Co. Ltd., Cl. A	2,944	8,955
National Silicon Industry Group Co. Ltd., Cl. A	1,196	3,091
NAURA Technology Group Co. Ltd., Cl. A	210	9,786
NavInfo Co. Ltd., Cl. A(a)	2,400	2,803
NetEase, Inc.	9,800	255,175
New China Life Insurance Co. Ltd., Cl. A	300	2,785
New China Life Insurance Co. Ltd., Cl. H	5,600	35,883
New Hope Liuhe Co. Ltd., Cl. A	5,700	7,623
New Oriental Education & Technology Group, Inc.	9,300	41,465
Ninestar Corp., Cl. A(a)	100	327
Ningbo Deye Technology Co. Ltd., Cl. A	42	298
Ningbo Shanshan Co. Ltd., Cl. A(a)	2,300	3,214
Ningbo Tuopu Group Co. Ltd., Cl. A	840	5,377
Ningbo Zhoushan Port Co. Ltd., Cl. A	1,500	757
Ningxia Baofeng Energy Group Co. Ltd., Cl. A	3,800	8,210
NIO, Inc., Cl. A(a)	3,840	17,023
Nongfu Spring Co. Ltd., Cl. H(c)	12,000	69,478
North Industries Group Red Arrow Co. Ltd., Cl. A(a)	1,100	3,329
OFILM Group Co. Ltd., Cl. A(a)	1,200	1,880
OmniVision Integrated Circuits Group, Inc.	740	12,477
Onewo, Inc., Cl. H	3,000	8,599
Oppein Home Group, Inc., Cl. A	700	5,017
Orient Securities Co. Ltd., Cl. A	1,492	2,334
Orient Securities Co. Ltd., Cl. H(c)	6,400	6,164
Oriental Pearl Group Co. Ltd., Cl. A	4,000	4,282

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Ovctek China, Inc., Cl. A	400	996
Pangang Group Vanadium Titanium & Resources Co. Ltd., Cl. A(a)	4,100	1,539
People.cn Co. Ltd., Cl. A	900	2,550
Perfect World Co. Ltd., Cl. A	1,600	3,237
PetroChina Co. Ltd., Cl. A	7,000	8,632
PetroChina Co. Ltd., Cl. H	132,000	128,973
Pharmaron Beijing Co. Ltd., Cl. H(c)	1,800	5,217
PICC Property & Casualty Co. Ltd., Cl. H	48,000	99,791
Ping An Bank Co. Ltd., Cl. A	5,900	10,032
Ping An Insurance Group Co. of China Ltd., Cl. A	5,200	42,429
Ping An Insurance Group Co. of China Ltd., Cl. H	38,000	261,159
Piotech, Inc., Cl. A	66	1,565
Poly Developments and Holdings Group Co. Ltd., Cl. A	5,600	6,213
Poly Property Development Co. Ltd., Cl. H	2,000	8,879
Pony AI, Inc.(a)	962	12,929
Pop Mart International Group Ltd.(c)	4,000	125,350
Postal Savings Bank of China Co. Ltd., Cl. A	8,000	6,384
Postal Savings Bank of China Co. Ltd., Cl. H(c)	64,000	45,248
Power Construction Corp. of China Ltd., Cl. A	4,400	4,178
Qifu Technology, Inc.	708	24,306
Qinghai Salt Lake Industry Co. Ltd., Cl. A(a)	3,900	9,776
Qunabox Group Ltd.(a)	600	8,561
Quzhou Xin’an Development Co. Ltd., Cl. A(a)	7,600	4,353
Range Intelligent Computing Technology Group Co. Ltd., Cl. A	700	4,845
Raytron Technology Co. Ltd., Cl. A	226	2,055
Rongsheng Petrochemical Co. Ltd., Cl. A	3,100	3,939
SAIC Motor Corp. Ltd., Cl. A	3,000	7,165
Sailun Group Co. Ltd., Cl. A	1,700	3,046
Sanan Optoelectronics Co. Ltd., Cl. A	400	695
Sangfor Technologies, Inc., Cl. A	200	3,003
Sany Heavy Equipment International Holdings Co. Ltd.	14,000	13,126
Sany Heavy Industry Co. Ltd., Cl. A	2,100	5,822
Satellite Chemical Co. Ltd., Cl. A	242	657
SDIC Capital Co. Ltd., Cl. A	3,700	3,889
SDIC Power Holdings Co. Ltd., Cl. A	2,500	5,474
Sealand Securities Co. Ltd., Cl. A	3,100	1,810
SenseTime Group, Inc., Cl. B(a)	142,000	28,943
Seres Group Co. Ltd., Cl. A	700	12,351
SF Holding Co. Ltd., Cl. A	2,100	13,430
SF Holding Co. Ltd., Cl. H	2,000	11,134
SG Micro Corp., Cl. A	650	6,434
Shaanxi Coal Industry Co. Ltd., Cl. A	2,900	8,124
Shaanxi Energy Investment Co. Ltd., Cl. A	2,600	3,322
Shan Xi Hua Yang Group New Energy Co. Ltd., Cl. A	500	475
Shandong Gold Mining Co. Ltd., Cl. A	1,700	6,941
Shandong Gold Mining Co. Ltd., Cl. H(c)	5,650	17,526
Shandong Linglong Tyre Co. Ltd., Cl. A	400	847
Shandong Nanshan Aluminum Co. Ltd., Cl. A	9,200	5,027
Shandong Sinocera Functional Material Co. Ltd., Cl. A	1,100	2,814
Shandong Sun Paper Industry JSC Ltd., Cl. A	1,100	2,130
Shandong Weifang Rainbow Chemical Co. Ltd., Cl. A	100	881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	9,600	8,450
Shanghai Aiko Solar Energy Co. Ltd., Cl. A(a)	1,400	2,723
Shanghai Bairun Investment Holding Group Co. Ltd., Cl. A	600	2,011
Shanghai Baosight Software Co. Ltd., Cl. A	33	114
Shanghai Baosight Software Co. Ltd., Cl. B	3,804	5,238
Shanghai BOCHU Electronic Technology Corp. Ltd., Cl. A	88	1,606
Shanghai Electric Group Co. Ltd., Cl. A(a)	10,600	11,465
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. A	500	1,918
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. H	3,000	7,322
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. A	1,353	9,524
Shanghai International Airport Co. Ltd., Cl. A	500	2,237
Shanghai International Port Group Co. Ltd., Cl. A	4,400	3,444
Shanghai Jinjiang International Hotels Co. Ltd., Cl. A	200	628
Shanghai Junshi Biosciences Co. Ltd., Cl. H(a),(c)	3,000	9,745
Shanghai Lingang Holdings Corp. Ltd., Cl. A	100	128
Shanghai Pharmaceuticals Holding Co. Ltd., Cl. H	6,000	9,585
Shanghai Pudong Development Bank Co. Ltd., Cl. A	10,800	19,234
Shanghai Putailai New Energy Technology Co. Ltd., Cl. A	1,130	2,757
Shanghai Rural Commercial Bank Co. Ltd., Cl. A	3,500	4,423
Shanghai United Imaging Healthcare Co. Ltd., Cl. A	320	5,930
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Cl. A	2,400	1,922
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Cl. A	300	1,343
Shanghai Zhonggu Logistics Co. Ltd., Cl. A	1,500	2,060
Shanjin International Gold Co. Ltd., Cl. A	1,100	2,739
Shanxi Lu’an Environmental Energy Development Co. Ltd., Cl. A	200	382
Shanxi Meijin Energy Co. Ltd., Cl. A(a)	2,700	1,712
Shanxi Securities Co. Ltd., Cl. A	4,700	4,019
Shanxi Taigang Stainless Steel Co. Ltd., Cl. A(a)	6,000	3,495
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Cl. A	560	13,936
Shanxi Xishan Coal & Electricity Power Co. Ltd., Cl. A	3,200	3,136
Shenergy Co. Ltd., Cl. A	2,300	2,612
Shengyi Technology Co. Ltd., Cl. A	1,400	8,354
Shennan Circuits Co. Ltd., Cl. A	240	4,741
Shenwan Hongyuan Group Co. Ltd., Cl. A	9,400	6,926
Shenzhen Dobot Corp. Ltd., Cl. H(a)	1,000	6,764
Shenzhen Energy Group Co. Ltd., Cl. A	4,400	3,982
Shenzhen Expressway Corp. Ltd., Cl. H	12,000	10,318
Shenzhen Goodix Technology Co. Ltd., Cl. A	400	4,123
Shenzhen Han’s CNC Technology Co. Ltd., Cl. A	900	9,697
Shenzhen Inovance Technology Co. Ltd., Cl. A	500	4,406
Shenzhen Kaifa Technology Co. Ltd., Cl. A	1,100	2,841
Shenzhen Kangtai Biological Products Co. Ltd., Cl. A	1,000	2,422
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	200	6,429
Shenzhen Overseas Chinese Town Co. Ltd., Cl. A(a)	3,900	1,242
Shenzhen Salubris Pharmaceuticals Co. Ltd., Cl. A	600	4,169
Shenzhen SED Industry Co. Ltd., Cl. A	700	2,192
Shenzhen Transsion Holdings Co. Ltd., Cl. A	291	3,084
Shenzhou International Group Holdings Ltd.	3,600	26,071
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Cl. A(a)	2,200	4,964
Sichuan Biokin Pharmaceutical Co. Ltd., Cl. A(a)	69	2,949
Sichuan Changhong Electric Co. Ltd., Cl. A	700	960

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Sichuan Chuantou Energy Co. Ltd., Cl. A	2,900	6,286
Sichuan Hebang Biotechnology Co. Ltd., Cl. A	9,400	2,444
Sichuan Kelun Pharmaceutical Co. Ltd., Cl. A	500	2,626
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Cl. H(a)	200	10,599
Sichuan Road and Bridge Group Co. Ltd., Cl. A	160	185
Sichuan Swellfun Co. Ltd., Cl. A	800	4,603
Sieyuan Electric Co. Ltd., Cl. A	500	5,422
Silergy Corp.	2,000	21,777
Sinolink Securities Co. Ltd., Cl. A	3,000	3,875
Sinoma International Engineering Co., Cl. A	1,600	2,020
Sinoma Science & Technology Co. Ltd., Cl. A	800	3,135
Sinomach Heavy Equipment Group Co. Ltd., Cl. A(a)	8,800	4,074
Sinopec Engineering Group Co. Ltd., Cl. H	8,000	6,217
Sinopec Shanghai Petrochemical Co. Ltd., Cl. H	42,000	7,437
Sinopharm Group Co. Ltd., Cl. H	12,000	28,831
Sinotrans Ltd., Cl. H	10,000	5,554
Sinotruk Hong Kong Ltd.	6,500	19,831
Skshu Paint Co. Ltd., Cl. A	420	2,239
Smoore International Holdings Ltd.(c)	5,000	13,503
Songcheng Performance Development Co. Ltd., Cl. A	1,900	2,258
SooChow Securities Co. Ltd., Cl. A	1,900	2,523
Spring Airlines Co. Ltd., Cl. A	400	2,907
StarPower Semiconductor Ltd., Cl. A	440	5,245
State Grid Information & Communication Co. Ltd., Cl. A	300	739
Sunny Optical Technology Group Co. Ltd.	3,100	28,887
Sunresin New Materials Co. Ltd., Cl. A	600	4,321
Sunshine Insurance Group Co. Ltd., Cl. H	8,500	4,223
Sunwoda Electronic Co. Ltd., Cl. A	1,200	3,600
SUPCON Technology Co. Ltd., Cl. A	184	1,224
Suzhou Dongshan Precision Manufacturing Co. Ltd., Cl. A	700	5,692
Suzhou TFC Optical Communication Co. Ltd., Cl. A	372	5,463
TAL Education Group, ADR(a)	2,590	28,335
Talkweb Information System Co. Ltd., Cl. A(a)	900	4,060
Tangshan Jidong Cement Co. Ltd., Cl. A	4,000	2,703
TBEA Co. Ltd., Cl. A	620	1,165
TCL Technology Group Corp., Cl. A	9,400	5,750
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Cl. A(a)	2,150	2,436
Tencent Holdings Ltd.	37,200	2,606,369
Tencent Music Entertainment Group, Cl. A	6,800	71,725
The People’s Insurance Company Group of China Ltd., Cl. A	3,700	4,208
The People’s Insurance Company Group of China Ltd., Cl. H	62,000	47,704
Tianqi Lithium Corp., Cl. A(a)	400	2,126
Tianqi Lithium Corp., Cl. H(a)	1,400	6,287
Tianshan Aluminum Group Co. Ltd., Cl. A	3,000	3,808
TianShan Material Co. Ltd., Cl. A(a)	200	147
Tingyi Cayman Islands Holding Corp.	16,000	23,603
Tongcheng Travel Holdings Ltd.	10,000	25,096
Tongkun Group Co. Ltd., Cl. A	1,600	2,754
Tongling Nonferrous Metals Group Co. Ltd., Cl. A	7,600	3,677
Tongwei Co. Ltd., Cl. A(a)	2,100	5,965
Topchoice Medical Corp., Cl. A	280	1,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
Topsports International Holdings Ltd.(c)	18,000	7,269
TravelSky Technology Ltd., Cl. H	10,000	16,000
Trina Solar Co. Ltd., Cl. A(a)	895	1,931
Tsingtao Brewery Co. Ltd., Cl. H	6,000	38,140
UBTech Robotics Corp. Ltd., Cl. H(a)	1,250	14,331
Unigroup Guoxin Microelectronics Co. Ltd., Cl. A	79	764
Uni-President China Holdings Ltd.	2,000	2,530
Unisplendour Corp. Ltd., Cl. A	1,700	5,845
United Nova Technology Co. Ltd., Cl. A(a)	3,881	2,719
Venustech Group, Inc., Cl. A(a)	1,100	2,438
Verisilicon Microelectronics Shanghai Co. Ltd., Cl. A(a)	114	1,574
Victory Giant Technology Huizhou Co. Ltd., Cl. A	300	8,011
Vipshop Holdings Ltd., ADR	2,211	33,364
Wanda Film Holding Co. Ltd., Cl. A(a)	900	1,464
Wangfujing Group Co. Ltd., Cl. A	1,400	2,702
Wanhua Chemical Group Co. Ltd., Cl. A	100	866
Weibo Corp., ADR	562	5,418
Weichai Power Co. Ltd., Cl. A	2,700	5,679
Weichai Power Co. Ltd., Cl. H	6,000	12,718
Weihai Guangwei Composites Co. Ltd., Cl. A	1,200	5,063
Wens Foodstuffs Group Co. Ltd., Cl. A	2,200	5,294
Western Mining Co. Ltd., Cl. A	1,400	3,248
Western Securities Co. Ltd., Cl. A	3,000	3,495
Wintime Energy Co. Ltd., Cl. A	17,500	3,479
Wuhan Guide Infrared Co. Ltd., Cl. A(a)	2,800	4,570
Wuliangye Yibin Co. Ltd., Cl. A	800	13,474
WUS Printed Circuit Kunshan Co. Ltd., Cl. A	600	4,694
WuXi AppTec Co. Ltd., Cl. A	1,540	20,611
WuXi AppTec Co. Ltd., Cl. H(b),(c)	1,900	25,583
Wuxi Biologics Cayman, Inc.(a),(c)	23,000	94,344
Wuxi Lead Intelligent Equipment Co. Ltd., Cl. A	1,300	4,601
WuXi XDC Cayman, Inc.(a)	2,000	14,701
XCMG Construction Machinery Co. Ltd., Cl. A	4,300	5,010
Xiamen Faratronic Co. Ltd., Cl. A	300	4,585
Xiamen Tungsten Co. Ltd., Cl. A	600	1,937
Xiaomi Corp., Cl. B(a),(c)	106,600	721,757
Xinjiang Daqo New Energy Co. Ltd., Cl. A(a)	589	2,121
Xinyi Solar Holdings Ltd.(b)	24,266	9,428
XPeng, Inc., Cl. A(a)	8,600	78,441
XtalPi Holdings Ltd.(a)	1,000	772
Yadea Group Holdings Ltd.(c)	10,000	15,745
Yankuang Energy Group Co. Ltd., Cl. A	5,860	10,281
Yankuang Energy Group Co. Ltd., Cl. H	6,400	7,305
Yantai Jereh Oilfield Services Group Co. Ltd., Cl. A	1,100	5,954
Yifeng Pharmacy Chain Co. Ltd., Cl. A	20	66
Yongan Futures Co. Ltd., Cl. A	2,000	4,260
Yonghui Superstores Co. Ltd., Cl. A(a)	5,500	3,617
YongXing Special Materials Technology Co. Ltd., Cl. A	330	1,606
Yonyou Network Technology Co. Ltd., Cl. A(a)	2,700	5,946
Youngor Group Co. Ltd., Cl. A	2,400	2,452
YTO Express Group Co. Ltd., Cl. A	900	1,843

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
China — 26.4% (continued)
YUNDA Holding Group Co. Ltd., Cl. A	2,700	2,853
Yunnan Aluminium Co. Ltd., Cl. A	600	1,298
Yunnan Baiyao Group Co. Ltd., Cl. A	580	4,522
Yunnan Chihong Zinc & Germanium Co. Ltd., Cl. A	4,200	3,194
Yunnan Tin Co. Ltd., Cl. A	1,000	2,480
Yunnan Yuntianhua Co. Ltd., Cl. A	600	2,057
Zai Lab Ltd.(a)	5,900	22,059
Zangge Mining Co. Ltd., Cl. A	200	1,278
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Cl. A	400	11,066
Zhaojin Mining Industry Co. Ltd., Cl. H	13,500	33,673
Zhejiang China Commodities City Group Co. Ltd., Cl. A	1,700	5,034
Zhejiang Chint Electrics Co. Ltd., Cl. A	700	2,214
Zhejiang Dahua Technology Co. Ltd., Cl. A	800	1,808
Zhejiang Expressway Co. Ltd., Cl. H	22,000	20,935
Zhejiang Huahai Pharmaceutical Co. Ltd., Cl. A	900	2,788
Zhejiang Huayou Cobalt Co. Ltd., Cl. A	1,050	6,449
Zhejiang Juhua Co. Ltd., Cl. A	1,500	5,583
Zhejiang Leapmotor Technology Co. Ltd., Cl. H(a),(c)	4,600	35,540
Zhejiang Longsheng Group Co. Ltd., Cl. A	1,800	2,650
Zhejiang NHU Co. Ltd., Cl. A	1,080	3,363
Zhejiang Provincial New Energy Investment Group Co. Ltd., Cl. A	3,100	3,228
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. A	1,200	4,413
Zhejiang Sanmei Chemical Industry Co. Ltd., Cl. A	100	666
Zhejiang Supor Co. Ltd., Cl. A	700	5,052
Zhejiang Wanfeng Auto Wheel Co. Ltd., Cl. A	1,000	2,294
Zhejiang Weiming Environment Protection Co. Ltd., Cl. A	200	529
Zhejiang Weixing New Building Materials Co. Ltd., Cl. A	600	890
Zhejiang Zheneng Electric Power Co. Ltd., Cl. A	3,700	2,670
Zheshang Securities Co. Ltd., Cl. A	2,200	3,478
ZhongAn Online P&C Insurance Co. Ltd., Cl. H(a),(c)	3,600	9,218
Zhongji Innolight Co. Ltd., Cl. A	440	13,312
Zhongjin Gold Corp. Ltd., Cl. A	2,900	5,773
Zhongsheng Group Holdings Ltd.	2,000	3,373
Zhongtai Securities Co. Ltd., Cl. A	4,800	4,458
Zhuhai Huafa Properties Co. Ltd., Cl. A	1,000	666
Zhuzhou CRRC Times Electric Co. Ltd., Cl. A	995	6,049
Zhuzhou CRRC Times Electric Co. Ltd., Cl. H	1,900	7,721
Zijin Mining Group Co. Ltd., Cl. A	7,800	20,766
Zijin Mining Group Co. Ltd., Cl. H	36,000	96,076
ZJLD Group, Inc.(c)	2,000	1,704
ZMJ Group Co Ltd., Cl. H	2,400	4,586
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. A	3,800	3,883
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. H	8,200	6,393
ZTE Corp., Cl. A	1,100	5,244
ZTE Corp., Cl. H	5,400	17,129
ZTO Express Cayman, Inc.	1,950	37,733
		15,182,545
Colombia — .1%
Ecopetrol SA	31,135	13,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Colombia — 0.1% (continued)
Grupo Cibest SA	1,058	13,717
Interconexion Electrica SA ESP	2,403	12,116
		38,989
Czechia — .1%
CEZ AS	1,042	60,623
Komercni Banka AS	392	18,774
		79,397
Egypt — .1%
Commercial International Bank	15,550	30,127
Talaat Moustafa Group	5,166	5,669
		35,796
Greece — .6%
Alpha Bank SA(a)	12,464	47,076
Athens International Airport SA	266	3,044
Eurobank Ergasias Services and Holdings SA	16,440	60,927
Hellenic Telecommunications Organization SA	1,162	21,146
JUMBO SA	667	22,628
Metlen Energy & Metals SA	699	38,706
Motor Oil Hellas Corinth Refineries SA	267	7,695
National Bank of Greece SA	5,155	72,513
OPAP SA	1,315	29,590
Piraeus Financial Holdings SA	5,879	45,554
Public Power Corp. SA	1,315	21,447
		370,326
Hong Kong — 1.1%
Beijing Enterprises Holdings Ltd.	5,000	20,924
Beijing Enterprises Water Group Ltd.	30,000	10,280
BOC Hong Kong Holdings Ltd.	19,000	85,440
Brilliance China Automotive Holdings Ltd.	30,000	11,962
C&D International Investment Group Ltd.	6,712	13,527
China Everbright Environment Group Ltd.	21,000	11,262
China Medical System Holdings Ltd.	14,000	23,791
China Merchants Port Holdings Co. Ltd.	16,000	31,511
China Overseas Land & Investment Ltd.	19,000	32,917
China Overseas Property Holdings Ltd.	20,000	13,758
China Power International Development Ltd.(b)	29,000	11,378
China Resources Beer Holdings Co. Ltd.	11,500	38,309
China Resources Gas Group Ltd.	3,900	9,847
China Resources Land Ltd.	20,000	73,503
China Resources Power Holdings Co. Ltd.(b)	26,000	64,454
China Ruyi Holdings Ltd.(a)	20,000	8,000
China State Construction International Holdings Ltd.	16,000	24,540
China Taiping Insurance Holdings Co. Ltd.	11,000	24,522
Far East Horizon Ltd.	6,000	6,115
Guangdong Investment Ltd.	4,000	3,562
Guming Holdings Ltd.(a)	2,400	7,062
Kunlun Energy Co. Ltd.	16,000	15,429
NetEase Cloud Music, Inc.(a),(c)	550	17,796
Orient Overseas International Ltd.	1,500	27,038

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Hong Kong — 1.1% (continued)
Shandong Hi-Speed Holdings Group Ltd.(a)	13,000	29,014
Want Want China Holdings Ltd.	28,000	20,224
		636,165
Hungary — .3%
MOL Hungarian Oil & Gas PLC	2,234	19,511
OTP Bank Nyrt	1,370	111,806
Richter Gedeon Nyrt	868	26,148
		157,465
India — 17.1%
360 ONE WAM Ltd.	1,513	18,182
ABB India Ltd.	309	19,436
ACC Ltd.	445	9,085
Adani Energy Solutions Ltd.(a)	2,090	19,287
Adani Enterprises Ltd.	1,393	38,653
Adani Green Energy Ltd.(a)	1,860	20,908
Adani Ports & Special Economic Zone Ltd.	3,722	58,342
Adani Power Ltd.(a)	5,311	35,656
Adani Total Gas Ltd.	1,069	7,372
Aditya Birla Capital Ltd.(a)	3,246	9,510
Alkem Laboratories Ltd.	194	11,142
Ambuja Cements Ltd.	4,123	27,897
APL Apollo Tubes Ltd.	1,074	19,631
Apollo Hospitals Enterprise Ltd.	638	54,609
Ashok Leyland Ltd.	19,158	26,474
Asian Paints Ltd.	1,578	43,163
Astral Ltd.	269	4,303
AU Small Finance Bank Ltd.(c)	2,954	25,005
Aurobindo Pharma Ltd.(a)	1,622	21,105
Avenue Supermarts Ltd.(a),(c)	949	46,231
AWL Agri Business Ltd.(a)	1,972	5,903
Axis Bank Ltd.	14,104	172,020
Bajaj Auto Ltd.	410	37,481
Bajaj Finance Ltd.	16,775	168,748
Bajaj Finserv Ltd.	2,329	51,792
Bajaj Holdings & Investment Ltd.	179	28,532
Balkrishna Industries Ltd.	483	14,756
Bandhan Bank Ltd.(c)	3,790	7,272
Bank of Baroda	6,149	16,697
Bank of India	4,647	5,909
Bank of Maharashtra	5,231	3,349
Berger Paints India Ltd.	1,297	8,364
Bharat Dynamics Ltd.	573	10,590
Bharat Electronics Ltd.	22,150	96,870
Bharat Forge Ltd.	1,622	21,647
Bharat Heavy Electricals Ltd.	8,169	22,237
Bharat Petroleum Corp. Ltd.	12,002	45,118
Bharti Airtel Ltd.	14,649	320,125
Bharti Hexacom Ltd.	465	9,808
Biocon Ltd.	2,563	11,452
Bosch Ltd.	53	24,434
Britannia Industries Ltd.	672	44,271

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
India — 17.1% (continued)
BSE Ltd.	1,235	34,222
Canara Bank	11,160	13,664
CG Power and Industrial Solutions Ltd.	4,005	30,253
Cholamandalam Investment and Finance Co. Ltd.	2,681	44,170
Cipla Ltd.	3,226	57,251
Coal India Ltd.	9,264	39,801
Cochin Shipyard Ltd.(c)	215	4,346
Coforge Ltd.	1,885	37,619
Colgate-Palmolive India Ltd.	866	22,197
Container Corp. of India Ltd.	1,266	8,356
Coromandel International Ltd.	570	17,513
Cummins India Ltd.	851	34,541
Dabur India Ltd.	2,483	14,995
Dalmia Bharat Ltd.	207	5,283
Deepak Nitrite Ltd.	494	10,379
Delhivery Ltd.(a)	2,422	11,758
Divi’s Laboratories Ltd.	691	52,027
Dixon Technologies India Ltd.	200	38,450
DLF Ltd.	3,617	32,382
Dr. Reddy’s Laboratories Ltd.	3,283	47,608
Eicher Motors Ltd.	869	54,249
Embassy Office Parks REIT	4,430	20,011
Eternal Ltd.(a)	41,815	146,927
Exide Industries Ltd.	2,303	10,103
Federal Bank Ltd.	12,050	27,846
Fertilisers & Chemicals Travancore Ltd.	448	4,810
Florida Housing Finance Corp.	145	14,028
Fortis Healthcare Ltd.	2,998	29,346
FSN E-Commerce Ventures Ltd.(a)	6,906	16,526
GAIL India Ltd.	13,652	27,691
GE Vernova T&D India Ltd.	650	20,233
General Insurance Corp. of India(c)	464	2,077
Gland Pharma Ltd.(c)	397	9,358
GlaxoSmithKline Pharmaceuticals Ltd.	276	9,965
Glenmark Pharmaceuticals Ltd.	783	19,076
GMR Infrastructure Ltd.(a)	14,764	15,179
Godrej Consumer Products Ltd.	2,413	34,680
Godrej Properties Ltd.(a)	1,018	24,438
Grasim Industries Ltd.	1,919	60,165
Gujarat Fluorochemicals Ltd.	232	9,518
Gujarat Gas Ltd.	1,156	5,813
Havells India Ltd.	1,373	23,520
HCL Technologies Ltd.	5,902	98,900
HDFC Asset Management Co. Ltd.(c)	495	31,927
HDFC Bank Ltd.	34,778	801,255
HDFC Life Insurance Co. Ltd.(c)	5,740	49,505
Hero Motocorp Ltd.	815	39,641
Hindalco Industries Ltd.	7,931	61,842
Hindustan Aeronautics Ltd.	1,057	54,708
Hindustan Petroleum Corp. Ltd.	5,801	27,711
Hindustan Unilever Ltd.	4,440	127,789

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
India — 17.1% (continued)
Hindustan Zinc Ltd.	1,230	5,954
Hitachi Energy India Ltd.	59	13,534
Honeywell Automation India Ltd.	11	4,868
Housing & Urban Development Corp. Ltd.	2,391	5,794
Hyundai Motor India Ltd.(a)	922	22,648
ICICI Bank Ltd.	32,383	547,635
ICICI Lombard General Insurance Co. Ltd.(c)	1,563	34,383
ICICI Prudential Life Insurance Co. Ltd.(c)	2,381	16,742
IDFC First Bank Ltd.	38,942	30,567
Indian Bank	1,395	9,901
Indian Oil Corp. Ltd.	18,959	31,517
Indian Railway Catering & Tourism Corp. Ltd.	1,254	10,394
Indian Railway Finance Corp. Ltd.(c)	11,343	16,619
Indian Renewable Energy Development Agency Ltd.(a)	3,108	5,229
Indraprastha Gas Ltd.	4,593	10,751
Indus Towers Ltd.(a)	7,633	31,630
IndusInd Bank Ltd.(a)	3,525	32,148
Info Edge India Ltd.	2,353	37,399
Infosys Ltd.	19,534	336,498
InterGlobe Aviation Ltd.(a),(c)	1,065	71,858
ITC Ltd.	18,638	87,649
Jindal Stainless Ltd.	1,876	14,865
Jindal Steel & Power Ltd.	2,565	28,256
Jio Financial Services Ltd.(a)	17,741	66,682
JSW Energy Ltd.	2,398	14,099
JSW Infrastructure Ltd.	1,272	4,425
JSW Steel Ltd.	5,262	62,971
Jubilant Foodworks Ltd.	1,979	14,809
Kalyan Jewellers India Ltd.	2,151	14,603
Kotak Mahindra Bank Ltd.	6,643	150,046
KPIT Technologies Ltd.	994	13,916
L&T Technology Services Ltd.(c)	176	8,656
Larsen & Toubro Ltd.	4,210	174,770
Life Insurance Corp. of India	1,269	12,965
Linde India Ltd.	124	9,305
Lloyds Metals & Energy Ltd.	584	10,031
Lodha Developers Ltd.(c)	1,484	20,864
LTIMindtree Ltd.(c)	419	24,423
Lupin Ltd.	1,493	32,879
Mahindra & Mahindra Financial Services Ltd.	2,718	7,990
Mahindra & Mahindra Ltd.	5,514	201,623
MakeMyTrip Ltd.(a)	346	32,382
Mankind Pharma Ltd.(a)	699	20,485
Marico Ltd.	2,890	23,417
Maruti Suzuki India Ltd.	732	105,356
Max Financial Services Ltd.(a)	1,411	24,184
Max Healthcare Institute Ltd.	4,673	66,469
Mazagon Dock Shipbuilders Ltd.	179	5,663
Motilal Oswal Financial Services Ltd.	939	9,765
Mphasis Ltd.	546	17,391
MRF Ltd.	9	15,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
India — 17.1% (continued)
Muthoot Finance Ltd.	607	18,101
Nestle India Ltd.	1,926	49,419
NHPC Ltd.	16,019	15,224
NMDC Ltd.	21,697	17,534
NTPC Green Energy Ltd.(a)	6,443	7,669
NTPC Ltd.	27,063	103,264
Oberoi Realty Ltd.	747	13,901
Oil & Natural Gas Corp. Ltd.	17,449	48,005
Oil India Ltd.	3,251	16,329
One 97 Communications Ltd.(a)	1,864	23,180
Page Industries Ltd.	21	11,700
Patanjali Foods Ltd.	562	12,021
PB Fintech Ltd.(a)	2,075	42,924
Persistent Systems Ltd.	634	37,349
Petronet LNG Ltd.	3,972	13,068
PI Industries Ltd.	530	25,719
Pidilite Industries Ltd.	1,010	33,088
Polycab India Ltd.	279	21,725
Power Finance Corp. Ltd.	9,121	42,685
Power Grid Corp. of India Ltd.	26,689	88,660
Premier Energies Ltd.(c)	222	2,616
Prestige Estates Projects Ltd.	952	17,676
Procter & Gamble Hygiene & Health Care Ltd.	58	9,090
Punjab National Bank	13,480	16,216
Rail Vikas Nigam Ltd.	3,014	11,979
REC Ltd.	7,887	35,582
Reliance Industries Ltd.	36,970	586,717
Samvardhana Motherson International Ltd.	25,263	28,023
SBI Cards & Payment Services Ltd.	1,554	14,323
SBI Life Insurance Co. Ltd.(c)	2,692	56,567
Schaeffler India Ltd.	239	11,245
Shree Cement Ltd.	60	21,103
Shriram Finance Ltd.	8,558	61,631
Siemens Energy India Ltd.(a)	579	21,401
Siemens Ltd.	579	20,050
SJVN Ltd.	3,956	4,228
Solar Industries India Ltd.	142	23,051
Sona Blw Precision Forgings Ltd.(c)	2,090	10,726
SRF Ltd.	927	32,179
State Bank of India	11,194	101,789
Steel Authority of India Ltd.	9,554	13,546
Sun Pharmaceutical Industries Ltd.	6,276	122,276
Sundaram Finance Ltd.	363	19,373
Supreme Industries Ltd.	371	18,241
Suzlon Energy Ltd.(a)	62,839	44,189
Swiggy Ltd.(a)	1,205	5,554
Tata Communications Ltd.	720	14,176
Tata Consultancy Services Ltd.	5,123	177,600
Tata Elxsi Ltd.	156	10,852
Tata Global Beverages Ltd.	3,775	46,249
Tata Motors Ltd.	11,767	89,456

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
India — 17.1% (continued)
Tata Steel Ltd.	45,013	81,158
Tata Technologies Ltd.	107	858
Tech Mahindra Ltd.	3,374	56,377
The Indian Hotels Co. Ltd.	5,364	45,359
The Phoenix Mills Ltd.	1,082	18,330
The Tata Power Company Ltd.	9,514	43,199
Thermax Ltd.	218	9,806
Titan Co. Ltd.	2,281	87,161
Torrent Pharmaceuticals Ltd.	551	23,537
Torrent Power Ltd.	956	14,297
Trent Ltd.	1,142	65,418
Tube Investments of India Ltd.	636	20,625
TVS Motor Co. Ltd.	1,394	44,586
UltraTech Cement Ltd.	731	102,216
Union Bank of India Ltd.	9,256	13,838
United Breweries Ltd.	346	7,685
United Spirits Ltd.	1,956	29,925
UNO Minda Ltd.	906	10,771
UPL Ltd.	3,244	26,063
Varun Beverages Ltd.	8,343	49,773
Vedant Fashions Ltd.	199	1,702
Vedanta Ltd.	8,212	39,903
Vishal Mega Mart Ltd.(a)	4,221	6,724
Vodafone Idea Ltd.(a)	159,401	12,574
Voltas Ltd.	1,477	22,386
Wipro Ltd.	15,668	44,411
Yes Bank Ltd.(a)	99,389	21,467
Zydus Lifesciences Ltd.	1,566	17,337
		9,857,971
Indonesia — 1.2%
Adaro Energy Tbk PT	51,200	5,756
Adaro Minerals Indonesia Tbk PT	45,300	3,056
Amman Mineral Internasional PT(a)	74,800	38,184
Astra International Tbk PT	112,600	34,899
Bank Central Asia Tbk PT	336,000	168,970
Bank Mandiri Persero Tbk PT	217,600	59,640
Bank Negara Indonesia Persero Tbk PT	95,700	23,322
Bank Rakyat Indonesia Persero Tbk PT	450,200	101,504
Barito Pacific Tbk PT(a)	182,244	29,128
Barito Renewables Energy Tbk PT	33,100	15,740
Chandra Asri Pacific Tbk PT	45,800	25,816
Charoen Pokphand Indonesia Tbk PT	39,200	11,744
Dian Swastatika Sentosa Tbk PT(a)	9,000	35,442
GoTo Gojek Tokopedia Tbk PT(a)	3,409,200	13,467
Indofood CBP Sukses Makmur Tbk PT	10,400	6,194
Indofood Sukses Makmur Tbk PT	25,900	13,418
Indosat Tbk PT	32,400	4,332
Kalbe Farma Tbk PT	100,000	8,690
Pantai Indah Kapuk Dua Tbk PT	9,900	9,927
Petrindo Jaya Kreasi Tbk PT	84,500	7,883
Sumber Alfaria Trijaya Tbk PT	96,100	13,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Indonesia — 1.2% (continued)
Telekomunikasi Indonesia Persero Tbk PT	271,600	47,536
Unilever Indonesia Tbk PT	38,300	3,980
United Tractor Tbk PT	9,300	13,649
		695,826
Ireland — .8%
Bank of Cyprus Holdings PLC	1,865	14,088
PDD Holdings, Inc., ADR(a)	4,030	457,204
		471,292
Kuwait — .8%
Al Ahli Bank of Kuwait KSCP	3,068	3,018
Boubyan Bank KSCP	6,912	15,925
Burgan Bank SAK	7,672	6,268
Gulf Bank KSCP	15,560	17,238
Kuwait Finance House KSCP	73,669	194,284
Mabanee Co .KPSC	5,506	15,942
Mobile Telecommunications Co. KSCP	9,387	16,320
National Bank of Kuwait SAKP	48,835	167,411
Warba Bank KSCP(a)	16,599	15,026
		451,432
Luxembourg — .1%
Reinet Investments SCA	909	26,467
Malaysia — 1.3%
99 Speed Mart Retail Holdings Bhd	6,100	3,247
AMMB Holdings Bhd	13,600	16,103
Axiata Group Bhd	29,500	18,675
CelcomDigi Bhd	15,500	13,955
CIMB Group Holdings Bhd	47,629	73,147
Dialog Group Bhd	26,200	10,750
Gamuda Bhd	26,082	31,678
Genting Bhd	11,200	8,219
Genting Malaysia Bhd	20,800	9,559
Hartalega Holdings Bhd	9,500	3,252
Hong Leong Bank Bhd	3,400	15,147
IHH Healthcare Bhd	14,500	22,608
IJM Corp. Bhd	13,200	8,852
IOI Corp. Bhd	16,900	14,939
Kuala Lumpur Kepong Bhd	2,600	11,936
Malayan Banking Bhd	35,299	77,716
Maxis Bhd	9,100	7,340
MISC Bhd	11,200	19,590
Mr. DIY Group M Bhd(c)	13,150	5,087
Petronas Chemicals Group Bhd	12,800	11,645
Petronas Dagangan Bhd	500	2,530
Petronas Gas Bhd	3,900	16,441
PPB Group Bhd	3,000	6,633
Press Metal Aluminium Holdings Bhd	21,900	27,420
Public Bank Bhd	90,700	89,530
QL Resources Bhd	12,400	12,356
RHB Bank Bhd	13,317	19,140
SD Guthrie Bhd	10,900	12,191
Sime Darby Bhd	19,900	7,605

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Malaysia — 1.3% (continued)
Sunway Bhd	13,600	15,083
Telekom Malaysia Bhd	14,500	22,948
Tenaga Nasional Bhd	17,200	52,507
TIME dotCom Bhd	6,200	7,545
United Plantations Bhd	1,550	7,872
Westports Holdings Bhd	8,400	11,029
YTL Corp. Bhd	16,100	9,400
YTL Power International Bhd	13,740	13,208
		716,883
Mexico — 1.8%
America Movil SAB de CV	94,024	85,193
Arca Continental SAB de CV	2,873	30,011
Becle SAB de CV	8,161	10,247
Cemex SAB de CV	93,277	81,543
Coca-Cola Femsa SAB de CV	3,358	27,965
El Puerto de Liverpool SAB de CV	1,161	5,678
Fibra Uno Administracion SA de CV	13,274	18,901
Fomento Economico Mexicano SAB de CV	11,565	104,757
Gruma SAB de CV, Cl. B	1,153	19,900
Grupo Aeroportuario del Pacifico SAB de CV, Cl. B	2,428	55,997
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,080	32,810
Grupo Bimbo SAB de CV	7,768	22,596
Grupo Carso SAB de CV	3,273	23,311
Grupo Comercial Chedraui SA de CV	2,955	23,957
Grupo Financiero Banorte SAB de CV, Cl. O	17,724	158,154
Grupo Financiero Inbursa SAB de CV, Cl. O	12,724	32,830
Grupo Mexico SAB de CV	19,273	120,468
Industrias Penoles SAB de CV(a)	1,325	34,866
Kimberly-Clark de Mexico SAB de CV, Cl. A	11,004	20,642
Prologis Property Mexico SA de CV	6,077	23,077
Vista Energy SAB de CV(a)	512	22,886
Wal-Mart de Mexico SAB de CV	29,473	87,033
		1,042,822
Philippines — .4%
Ayala Corp.	1,280	12,947
Ayala Land, Inc.	38,700	16,586
Bank of the Philippine Islands	11,742	23,793
BDO Unibank, Inc.	13,023	31,858
Globe Telecom, Inc.	220	6,298
International Container Terminal Services, Inc.	5,140	39,476
Jollibee Foods Corp.	3,670	13,653
Manila Electric Co.	2,230	20,529
Metropolitan Bank & Trust Co	13,280	16,892
PLDT, Inc.	290	6,548
Sm Investments Corp.	2,915	40,777
SM Prime Holdings, Inc.	44,300	17,619
		246,976
Qatar — .7%
Al Rayan Bank	44,304	28,960
Dukhan Bank	11,326	11,369
Industries Qatar QSC	11,982	43,735

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Qatar — 0.7% (continued)
Mesaieed Petrochemical Holding Co.	35,447	13,192
Ooredoo QPSC	5,493	20,306
Qatar Electricity & Water Co. QSC	1,182	5,227
Qatar Fuel QSC	3,954	16,507
Qatar Gas Transport Co. Ltd.	20,680	27,320
Qatar International Islamic Bank QSC	6,887	21,052
Qatar Islamic Bank SAQ	9,516	64,111
Qatar National Bank QPSC	26,764	137,826
The Commercial Bank PSQC	18,144	24,398
		414,003
Russia — .0%
Alrosa PJSC(d)	11,270	0
Gazprom PJSC(a),(d)	67,050	0
GMK Norilsk Nickel PJSC(a),(d)	34,100	0
LUKOIL PJSC(a),(d)	2,071	0
Magnitogorsk Iron & Steel Works PJSC(d)	5,210	0
Novatek PJSC(d)	5,535	0
Novolipetsk Steel PJSC(a),(d)	6,530	0
PhosAgro PJSC(d)	229	0
PIK Group PJSC(a),(d)	401	0
Polyus PJSC(a),(d)	1,810	0
Rosneft Oil Co. PJSC(d)	13,131	0
Sberbank of Russia PJSC(d)	59,440	0
Severstal PJSC(d)	859	0
Surgutneftegas PJSC(d)	45,300	0
Tatneft PJSC(d)	7,934	0
United Co. RUSAL International PJSC(a),(d)	10,710	0
VTB Bank PJSC(a),(d)	4,246	0
		0
Saudi Arabia — 3.2%
ACWA Power Co.(a)	824	48,327
Advanced Petrochemical Co.(a)	1,005	8,306
Al Rajhi Bank	12,209	308,390
Al Rajhi Co. for Co.-operative Insurance(a)	283	8,963
Alinma Bank	7,531	51,838
Almarai Co. JSC	2,743	35,027
Arab National Bank	5,770	33,441
Arabian Internet & Communications Services Co.	169	10,754
Bank AlBilad	4,608	31,989
Bank Al-Jazira(a)	4,058	13,598
Banque Saudi Fransi	7,263	33,226
Bupa Arabia for Cooperative Insurance Co.	440	19,777
Dar Al Arkan Real Estate Development Co.(a)	3,159	16,085
Dr. Sulaiman Al Habib Medical Services Group Co.	563	39,353
Elm Co.	179	43,425
Etihad Etisalat Co.	2,441	39,825
Jabal Omar Development Co.(a)	3,222	17,213
Jarir Marketing Co.	3,999	13,699
Makkah Construction & Development Co.	465	10,289
Mouwasat Medical Services Co.	630	12,764
Nahdi Medical Co.	343	11,320

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Saudi Arabia — 3.2% (continued)
Rabigh Refining & Petrochemical Co.(a)	2,855	5,419
Riyad Bank	8,798	66,142
Riyadh Cables Group Co.	366	12,801
Sahara International Petrochemical Co.	2,567	12,250
SAL Saudi Logistics Services	156	7,174
Saudi Arabian Fertilizer Co.	1,469	46,681
Saudi Arabian Mining Co.(a)	7,526	104,330
Saudi Arabian Oil Co.(c)	34,839	225,690
Saudi Aramco Base Oil Co.	97	2,700
Saudi Awwal Bank	6,303	54,442
Saudi Basic Industries Corp.	5,213	75,948
Saudi Electricity Co.	3,868	15,230
Saudi Industrial Investment Group	2,240	10,737
Saudi Kayan Petrochemical Co.(a)	5,614	6,840
Saudi Research & Media Group(a)	212	10,405
Saudi Tadawul Group Holding Co.	309	13,485
Saudi Telecom Co.	11,359	127,305
The Company for Cooperative Insurance	479	17,150
The Saudi Investment Bank	3,554	13,634
The Saudi National Bank	18,275	182,696
The Savola Group(a)	221	1,462
Yanbu National Petrochemical Co.	1,718	13,969
		1,834,099
Singapore — .4%
BOC Aviation Ltd.(c)	500	4,557
Trip.com Group Ltd.	3,400	213,096
		217,653
South Africa — 2.7%
Absa Group Ltd.	5,080	50,695
Aspen Pharmacare Holdings Ltd.	990	6,422
Bid Corp. Ltd.	2,208	55,925
Bidvest Group Ltd.	1,966	25,869
Capitec Bank Holdings Ltd.	549	107,237
Clicks Group Ltd.	1,636	34,553
Discovery Ltd.	3,745	44,723
Exxaro Resources Ltd.	1,298	11,433
FirstRand Ltd.	29,561	126,630
Gold Fields Ltd.	5,375	131,027
Harmony Gold Mining Co. Ltd.	3,290	43,994
Impala Platinum Holdings Ltd.(a)	5,282	50,216
Investec Ltd.	1,453	10,796
Kumba Iron Ore Ltd.	58	966
Mr Price Group Ltd.	1,705	19,924
MTN Group Ltd.	9,782	82,957
MultiChoice Group(a)	2,037	13,557
Naspers Ltd., Cl. N	980	305,959
Nedbank Group Ltd.	2,685	36,909
Northam Platinum Holdings Ltd.	1,989	23,075
Old Mutual Ltd.	25,935	18,316
OUTsurance Group Ltd.	5,658	24,171
Pepkor Holdings Ltd.(c)	11,804	17,880

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
South Africa — 2.7% (continued)
Remgro Ltd.	3,159	29,070
Sanlam Ltd.	11,058	53,595
Sasol Ltd.(a)	3,274	16,969
Shoprite Holdings Ltd.	2,852	41,877
Sibanye Stillwater Ltd.(a)	16,716	35,470
Standard Bank Group Ltd.	7,643	99,079
Valterra Platinum Ltd.(a)	497	22,580
Vodacom Group Ltd.	4,022	30,935
Woolworths Holdings Ltd./South Africa	2,110	5,834
		1,578,643
South Korea — 10.8%
Alteogen, Inc.(a)	227	74,314
Amorepacific Corp.	174	16,901
Amorepacific Holdings Corp.	194	4,344
BGF retail Co. Ltd.	47	3,833
BNK Financial Group, Inc.	1,760	18,516
Celltrion Pharm, Inc.(a)	137	5,315
Celltrion, Inc.	913	117,779
Cheil Worldwide, Inc.	100	1,434
CJ CheilJedang Corp.	49	8,886
CJ Corp.	87	9,736
CJ Logistics Corp.	71	4,557
Coway Co. Ltd.	332	26,071
DB HiTek Co. Ltd.	244	8,041
DB Insurance Co. Ltd.	277	25,567
Dongsuh Cos., Inc.	207	4,448
Doosan Bobcat, Inc.	335	13,383
Doosan Co. Ltd.	46	19,935
Doosan Enerbility Co. Ltd.(a)	2,669	126,252
Doosan Robotics, Inc.(a)	127	5,531
Ecopro BM Co. Ltd.(a)	285	22,832
Ecopro Co. Ltd.	527	18,735
Ecopro Materials Co. Ltd.(a)	126	4,634
E-Mart, Inc.	72	4,636
F&F Co. Ltd.	114	5,746
GS Holdings Corp.	294	10,452
Hana Financial Group, Inc.	1,735	106,842
Hanjin Kal Corp.	169	13,307
Hankook Tire & Technology Co. Ltd.	442	14,167
Hanmi Pharm Co. Ltd.	36	7,256
Hanmi Science Co. Ltd.	114	4,168
Hanmi Semiconductor Co. Ltd.	279	18,489
Hanon Systems(a)	231	546
Hanwha Aerospace Co. Ltd.	195	140,049
Hanwha Corp.	218	15,688
Hanwha Life Insurance Co. Ltd.(a)	1,966	4,933
Hanwha Ocean Co. Ltd.(a)	617	49,963
Hanwha Solutions Corp.	724	16,027
Hanwha Systems Co. Ltd.	373	15,976
HD Hyundai Co. Ltd.	278	28,586
HD Hyundai Electric Co. Ltd.	126	45,519

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
South Korea — 10.8% (continued)
HD Hyundai Heavy Industries Co. Ltd.	139	49,163
HD Hyundai Marine Solution Co. Ltd.	59	8,700
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	288	74,554
HL Mando Co. Ltd.	251	6,299
HLB, Inc.(a)	779	26,963
HMM Co. Ltd.	1,608	27,190
Hotel Shilla Co. Ltd.(a)	125	4,227
Hugel, Inc.(a)	48	11,664
HYBE Co. Ltd.	108	20,209
Hyundai Autoever Corp.	48	5,334
Hyundai Elevator Co. Ltd.	144	8,857
Hyundai Engineering & Construction Co. Ltd.	398	19,372
Hyundai Glovis Co. Ltd.	240	25,526
Hyundai Marine & Fire Insurance Co. Ltd.(a)	399	7,567
Hyundai Mipo Dockyard Co. Ltd.	155	23,695
Hyundai Mobis Co. Ltd.	392	83,245
Hyundai Motor Co.	809	124,255
Hyundai Rotem Co. Ltd.	458	66,712
Hyundai Steel Co.	381	9,808
Industrial Bank of Korea	1,206	16,888
JYP Entertainment Corp.	160	8,388
Kakao Corp.	1,857	77,665
KakaoBank Corp.	1,363	27,618
Kakaopay Corp.(a)	259	11,971
Kangwon Land, Inc.	860	11,590
KB Financial Group, Inc.	2,300	183,927
KCC Corp.	25	6,670
KEPCO Engineering & Construction Co. Inc.	93	6,190
KEPCO Plant Service & Engineering Co. Ltd.	141	5,307
Kia Corp.	1,479	109,101
KIWOOM Securities Co. Ltd.	101	15,695
Korea Aerospace Industries Ltd.	444	30,255
Korea Electric Power Corp.	1,581	43,948
Korea Gas Corp.	119	3,686
Korea Investment Holdings Co. Ltd.	285	29,388
Korea Zinc Co. Ltd.	57	32,881
Korean Air Lines Co. Ltd.	976	16,680
Krafton, Inc.(a)	181	42,875
KT Corp.	534	21,255
KT&G Corp.	584	55,040
Kumho Petrochemical Co. Ltd.	109	9,613
L&F Co. Ltd.(a)	172	8,719
LEENO Industrial, Inc.	357	12,279
LG Chem Ltd.	250	54,352
LG CNS Co. Ltd.	222	11,254
LG Corp.	564	32,210
LG Display Co. Ltd.(a)	1,720	13,444
LG Electronics, Inc.	663	37,003
LG Energy Solution Ltd.(a)	237	65,368
LG H&H Co. Ltd.	63	14,355
LG Innotek Co. Ltd.	92	10,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
South Korea — 10.8% (continued)
LG Uplus Corp.	1,129	11,910
LIG Nex1 Co. Ltd.	79	35,774
LigaChem Biosciences, Inc.(a)	155	15,022
Lotte Chemical Corp.	91	4,364
Lotte Corp.	201	4,080
Lotte Shopping Co. Ltd.	81	4,194
LS Corp.	109	13,621
LS Electric Co. Ltd.	83	18,583
Meritz Financial Group, Inc.	534	44,590
Mirae Asset Daewoo Co. Ltd.	1,309	18,019
Misto Holdings Corp.	295	7,647
NAVER Corp.	809	137,089
NCSoft Corp.	76	10,615
Netmarble Corp.(c)	174	7,478
NH Investment & Securities Co. Ltd.	699	10,182
NongShim Co. Ltd.	23	6,418
Orion Corp.	142	11,396
Pan Ocean Co. Ltd.	1,709	5,188
Pearl Abyss Corp.(a)	206	5,801
POSCO Future M Co. Ltd.(a)	186	19,112
POSCO Holdings, Inc.	444	98,770
POSCO ICT Co. Ltd.	353	6,096
POSCO International Corp.	331	11,648
Rainbow Robotics(a)	35	6,991
S-1 Corp.	75	4,013
Sam Chun Dang Pharm Co. Ltd.	88	13,104
Samsung Biologics Co. Ltd.(a),(c)	111	85,403
Samsung C&T Corp.	503	61,116
Samsung Card Co. Ltd.	107	3,842
Samsung Electro-Mechanics Co. Ltd.	346	37,100
Samsung Electronics Co. Ltd.	29,105	1,498,484
Samsung Engineering Co. Ltd.	1,027	19,625
Samsung Fire & Marine Insurance Co. Ltd.	195	61,939
Samsung Heavy Industries Co. Ltd.(a)	4,239	58,199
Samsung Life Insurance Co. Ltd.	496	45,029
Samsung SDI Co. Ltd.	358	51,888
Samsung SDS Co. Ltd.	231	26,601
Samsung Securities Co. Ltd.	263	13,427
Samyang Foods Co. Ltd.	15	15,597
Shinhan Financial Group Co. Ltd.	2,648	129,841
SK Biopharmaceuticals Co. Ltd.(a)	190	13,523
SK Hynix, Inc.	3,301	651,012
SK IE Technology Co. Ltd.(a),(c)	188	3,762
SK Innovation Co. Ltd.	405	31,511
SK Square Co. Ltd.(a)	556	60,980
SK Telecom Co. Ltd.	262	10,599
SK, Inc.	197	28,837
SKC Co. Ltd.(a)	112	8,173
S-Oil Corp.	177	8,003

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
South Korea — 10.8% (continued)
Woori Financial Group, Inc.	3,814	67,930
Yuhan Corp.	335	28,529
		6,225,386
Taiwan — 18.9%
Accton Technology Corp.	3,000	89,656
Acer, Inc.	21,000	22,620
Advantech Co. Ltd.	3,928	44,153
Airtac International Group	1,046	29,998
Alchip Technologies Ltd.	1,000	130,162
ASE Technology Holding Co. Ltd.	26,000	132,842
Asia Cement Corp.	13,000	17,640
Asia Vital Components Co. Ltd.	2,000	61,848
Asustek Computer, Inc.	5,000	110,897
AUO Corp.	26,600	10,694
Catcher Technology Co. Ltd.	4,000	28,411
Cathay Financial Holding Co. Ltd.	59,836	122,088
Chailease Holding Co. Ltd.	12,267	47,677
Chang Hwa Commercial Bank Ltd.	31,198	19,337
Cheng Shin Rubber Industry Co. Ltd.	11,000	14,778
Chicony Electronics Co. Ltd.	3,000	13,167
China Airlines Ltd.	12,000	8,282
China Steel Corp.	73,000	47,570
Chroma ATE, Inc.	3,000	43,270
Chunghwa Telecom Co. Ltd.	23,000	99,405
Compal Electronics, Inc.	30,000	29,651
CTBC Financial Holding Co. Ltd.	100,000	138,202
Delta Electronics, Inc.	9,000	170,969
E Ink Holdings, Inc.	6,000	41,410
E.Sun Financial Holding Co. Ltd.	98,449	105,714
Eclat Textile Co. Ltd.	1,000	13,502
Elite Material Co. Ltd.	2,000	74,043
Eva Airways Corp.	15,000	19,022
Evergreen Marine Corp. Taiwan Ltd.	9,600	63,684
Far Eastern New Century Corp.	14,000	13,462
Far EasTone Telecommunications Co. Ltd.	3,000	8,212
Feng TAY Enterprise Co. Ltd.	2,512	10,015
First Financial Holding Co. Ltd.	61,912	61,399
Formosa Chemicals & Fibre Corp.	20,000	19,332
Formosa Petrochemical Corp.	2,000	2,935
Formosa Plastics Corp.	28,000	40,010
Fortune Electric Co. Ltd.	1,320	29,498
Foxconn Technology Co. Ltd.	7,000	15,221
Fubon Financial Holding Co. Ltd.	42,831	118,243
Giant Manufacturing Co. Ltd.	3,000	11,559
Gigabyte Technology Co. Ltd.	4,000	36,854
Globalwafers Co. Ltd.	2,000	22,950
Gold Circuit Electronics Ltd.	2,000	25,094
Highwealth Construction Corp.	10,200	13,994
Hiwin Technologies Corp.	2,000	14,239
Hon Hai Precision Industry Co. Ltd.	75,000	447,274
Hon Precision, Inc.	511	26,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Taiwan — 18.9% (continued)
Hotai Motor Co. Ltd.	3,120	57,701
Hua Nan Financial Holdings Co. Ltd.	53,100	51,058
Innolux Corp.	25,760	9,968
International Games System Co. Ltd.	2,000	52,668
Inventec Corp.	11,000	16,400
Jentech Precision Industrial Co. Ltd.	1,000	48,245
KGI Financial Holding Co. Ltd.	105,000	53,472
King Slide Works Co. Ltd.	1,000	89,287
King Yuan Electronics Co. Ltd.	7,000	27,674
Largan Precision Co. Ltd.	1,152	91,280
Lite-On Technology Corp.	11,000	43,856
Lotes Co. Ltd.	1,000	47,575
MediaTek, Inc.	8,000	367,200
Mega Financial Holding Co. Ltd.	70,945	101,257
Micro-Star International Co. Ltd.	4,000	19,298
Minth Group Ltd.	6,000	19,834
momo.com, Inc.	155	1,470
Nan Ya Plastics Corp.	24,000	32,927
Nan Ya Printed Circuit Board Corp.	2,000	11,894
Nanya Technology Corp.(a)	10,000	14,926
Nien Made Enterprise Co. Ltd.	1,000	14,390
Novatek Microelectronics Corp.	4,000	63,657
Pegatron Corp.	8,000	21,442
PharmaEssentia Corp.(a)	2,000	33,236
Phison Electronics Corp.	1,000	17,757
Pou Chen Corp.	13,000	12,326
Powerchip Semiconductor Manufacturing Corp.(a)	24,000	12,061
Powertech Technology, Inc.	5,000	21,107
President Chain Store Corp.	4,000	34,308
Quanta Computer, Inc.	15,000	141,469
Realtek Semiconductor Corp.	3,000	57,794
Ruentex Development Co. Ltd.	9,000	9,031
Ruentex Industries Ltd.	3,000	5,237
Shihlin Electric & Engineering Corp.	2,000	11,961
Sino-American Silicon Products, Inc.	2,000	6,768
SinoPac Financial Holdings Co. Ltd.	76,321	63,286
Synnex Technology International Corp.	6,000	13,348
TA Chen Stainless Pipe	10,000	13,167
Taichung Commercial Bank Co. Ltd.	21,000	15,655
Taishin Financial Holding Co. Ltd.	150,032	82,185
Taiwan Business Bank	38,280	20,649
Taiwan Cooperative Financial Holding Co. Ltd.	53,788	45,773
Taiwan Fertilizer Co. Ltd.	10,000	17,455
Taiwan High Speed Rail Corp.	7,000	6,391
Taiwan Mobile Co. Ltd.	6,000	21,208
Taiwan Semiconductor Manufacturing Co. Ltd.	145,000	5,635,313
Tatung Co. Ltd.	8,250	9,881
TCC Group Holdings Co. Ltd.	21,117	17,192
Teco Electric and Machinery Co. Ltd.	6,000	10,252
The Shanghai Commercial & Savings Bank Ltd.	17,686	25,479
Tripod Technology Corp.	3,000	28,143

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Taiwan — 18.9% (continued)
Uni-President Enterprises Corp.	21,000	55,723
United Microelectronics Corp.	72,000	100,229
Vanguard International Semiconductor Corp.	9,006	28,182
VisEra Technologies Co. Ltd.	3,000	22,514
Walsin Lihwa Corp.	28,968	21,837
Winbond Electronics Corp.(a)	21,000	12,207
Wistron Corp.	16,000	65,935
Wiwynn Corp.	1,049	97,177
WPG Holdings Ltd.	2,000	4,456
WT Microelectronics Co. Ltd.	4,593	21,236
Yageo Corp.	3,485	61,883
Yang Ming Marine Transport Corp.	6,000	12,222
Yuanta Financial Holding Co. Ltd.	57,219	59,812
Zhen Ding Technology Holding Ltd.	6,000	25,228
		10,902,243
Thailand — 1.5%
Advanced Info Service PCL	7,700	68,565
Airports of Thailand PCL	24,500	30,737
Asset World Corp. PCL	10,500	675
Bangkok Dusit Medical Services PCL	61,800	40,658
Bangkok Expressway & Metro PCL	28,000	4,755
Banpu PCL	46,300	7,155
Berli Jucker PCL	8,900	5,229
BTS Group Holdings PCL(a)	26,000	2,800
Bumrungrad Hospital PCL	1,500	7,803
Cal-Comp Electronics Thailand PCL	23,000	4,816
Carabao Group PCL	1,300	2,198
Central Pattana PCL	22,300	35,654
Central Retail Corp. PCL	16,000	10,526
Charoen Pokphand Foods PCL	25,500	17,791
Com7 PCL	5,800	3,869
CP ALL PCL	30,000	43,375
CP AXTRA PCL	5,447	3,434
Delta Electronics Thailand PCL	28,900	129,113
Electricity Generating PCL	2,300	7,777
Global Power Synergy PCL	2,700	2,768
Gulf Development PCL(a)	27,716	40,073
Home Product Center PCL	30,000	6,564
Indorama Ventures PCL	10,500	7,422
Kasikornbank PCL	3,700	18,342
Krung Thai Bank PCL	25,800	17,368
Krungthai Card PCL	8,100	7,064
Land & Houses PCL	17,000	1,987
Minor International PCL	21,700	16,600
Muangthai Capital PCL	2,700	3,119
Osotspa PCL	11,500	6,299
PTT Exploration & Production PCL	9,400	36,242
PTT Global Chemical PCL	11,300	8,195
PTT Oil & Retail Business PCL	12,600	5,359
PTT PCL	82,700	84,142
Ratch Group PCL	4,400	3,568

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Thailand — 1.5% (continued)
SCB X PCL	6,400	24,774
SCG Packaging PCL	2,200	1,259
Srisawad Corp. PCL	7,076	4,395
Thai Beverage PCL	50,700	18,172
Thai Life Insurance PCL	14,000	4,327
Thai Oil PCL	8,000	8,446
Thai Union Group PCL	17,700	6,012
The Siam Cement PCL	3,800	23,372
TIDLOR Holdings PCL	12,359	6,618
Tisco Financial Group PCL	2,900	8,807
TMB Bank PCL	250,700	14,806
True Corp. PCL(a)	59,300	18,871
		831,901
Turkey — .8%
AG Anadolu Grubu Holding AS	616	4,249
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS	5,152	3,744
Akbank TAS	18,112	30,118
Akcansa Cimento AS	379	1,331
Aksa Akrilik Kimya Sanayii AS	10,479	2,455
Aksa Enerji Uretim AS(a)	2,298	2,255
Alarko Holding AS	1,175	2,719
Alfa Solar Enerji Sanayi ve Ticaret AS	552	635
Anadolu Anonim Turk Sigorta Sirketi	1,192	2,919
Anadolu Efes Biracilik ve Malt Sanayii AS(b)	13,495	5,040
Arcelik AS(a)	833	2,567
Aselsan Elektronik Sanayi ve Ticaret AS	6,925	31,901
Baticim Bati Anadolu Cimento Sanayii AS(a)	14,151	1,583
Bera Holding AS(a)	4,956	2,041
BIM Birlesik Magazalar AS	2,486	32,489
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(a)	183	1,625
Borusan Yatirim ve Pazarlama AS	30	1,546
Can2 Termik AS(a)	23,458	1,040
Cimsa Cimento Sanayi ve Ticaret AS	3,242	4,133
Coca-Cola Icecek AS	5,673	7,099
CW Enerji Muhendislik Ticaret ve Sanayi AS	1,757	726
DAP Gayrimenkul Gelistirme AS(a)	6,609	2,159
Dogan Sirketler Grubu Holding AS	6,820	2,673
Dogus Otomotiv Servis ve Ticaret	814	3,696
EGE Endustri ve Ticaret AS	12	2,329
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,115	7,880
Enerjisa Enerji AS(c)	1,810	2,887
Enka Insaat ve Sanayi AS(b)	4,116	7,058
Eregli Demir ve Celik Fabrikalari TAS	20,282	13,350
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret AS(a)	1,275	977
Ford Otomotiv Sanayi AS	4,441	10,410
Girisim Elektrik Taahhut Ticaret ve Sanayi AS(a)	944	1,163
Gubre Fabrikalari TAS(a)	517	3,167
Haci Omer Sabanci Holding AS	6,962	16,353
Hektas Ticaret TAS(a)	24,239	2,365
Is Yatirim Menkul Degerler AS	3,009	3,100
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	850	729

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
Turkey — 0.8% (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl. D(a)	6,910	4,719
KOC Holding AS	4,305	19,015
Kontrolmatik Enerji ve Muhendislik AS	8,022	5,024
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	1,303	2,391
Mavi Giyim Sanayi ve Ticaret AS, Cl. B(c)	4,449	4,636
MIA Teknoloji AS(a)	1,525	1,354
Migros Ticaret AS	627	8,094
MLP Saglik Hizmetleri AS(a),(c)	546	5,155
Nuh Cimento Sanayi AS	195	1,121
Otokar Otomotiv ve Savunma Sanayi AS(a)	250	3,403
Oyak Cimento Fabrikalari AS(a)	6,976	4,111
Pegasus Hava Tasimaciligi AS(a)	1,485	9,222
Petkim Petrokimya Holding AS(a)	9,231	3,889
Reeder Teknoloji Sanayi ve Ticaret AS(a)	2,252	568
Sasa Polyester Sanayi AS(a),(b)	57,110	4,390
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(a)	1,083	860
Sok Marketler Ticaret AS	1,898	1,745
TAV Havalimanlari Holding AS(a)	1,386	8,393
Tekfen Holding AS(a)	623	1,654
Tofas Turk Otomobil Fabrikasi AS	779	4,429
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,798	3,231
Turk Altin Isletmeleri AS(a)	6,566	3,698
Turk Hava Yollari	4,264	30,252
Turk Telekomunikasyon AS(a)	3,786	5,078
Turk Traktor ve Ziraat Makineleri AS	183	2,660
Turkcell Iletisim Hizmetleri AS	8,188	18,809
Turkiye Halk Bankasi AS(a)	5,462	3,778
Turkiye Is Bankasi AS, Cl. C	51,322	18,737
Turkiye Petrol Rafinerileri AS	5,267	21,915
Turkiye Sigorta AS	14,177	3,454
Turkiye Sise ve Cam Fabrikalari AS	17,691	16,021
Ulker Biskuvi Sanayi AS	1,008	2,722
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,718	955
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,341	1,259
Yapi ve Kredi Bankasi AS(a)	23,736	19,682
YEO Teknoloji Enerji ve Endustri AS(a)	1,426	1,445
Ziraat Gayrimenkul Yatirim Ortakligi AS	7,792	4,641
Zorlu Enerji Elektrik Uretim AS(a)	11,971	991
		476,012
United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	18,548	82,209
Abu Dhabi Islamic Bank PJSC	9,689	63,730
Abu Dhabi National Energy Co. PJSC	19,480	17,766
Abu Dhabi National Oil Co. for Distribution PJSC	14,843	14,992
ADNOC Drilling Co. PJSC	16,593	26,382
Adnoc Gas	49,303	44,698
Agility Global PLC	19,222	6,175
Aldar Properties PJSC	23,260	60,286
Alpha Dhabi Holding PJSC	10,748	36,401
Borouge PLC	21,745	15,629
Dubai Electricity & Water Authority PJSC	54,468	41,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 97.4% (continued)
United Arab Emirates — 2.7% (continued)
Dubai Islamic Bank PJSC	17,316	47,048
Emaar Development PJSC	3,853	15,787
Emaar Properties PJSC	38,304	159,031
Emirates NBD Bank PJSC	15,164	110,435
Emirates Telecommunications Group Co. PJSC	20,224	104,283
First Abu Dhabi Bank PJSC	27,276	133,666
International Holding Co. PJSC(a)	5,272	575,699
Modon Holding PSC(a)	19,867	20,553
		1,575,846
United States — .2%
BeOne Medicines Ltd., Cl. H(a)	4,500	103,987
Parade Technologies Ltd.	1,000	19,265
		123,252
Total Common Stocks (cost $44,202,126)		56,099,221

	Preferred Dividend Rate (%)
Preferred Stocks — 1.6%
Brazil — 1.0%
Banco Bradesco SA	7.95	28,913	80,048
Centrais Eletricas Brasileiras SA	4.71	2,389	17,367
Cia Energetica de Minas Gerais	18.58	11,900	21,766
Cia Paranaense de Energia - Copel	6.87	8,091	17,169
Gerdau SA	3.94	6,440	19,336
Itau Unibanco Holding SA	7.10	31,912	199,388
Itausa SA	8.42	34,229	63,095
Petroleo Brasileiro SA	10.66	27,433	159,496
Raizen SA	0.72	8,244	2,091
			579,756
Chile — .1%
Sociedad Quimica y Minera de Chile SA, Cl. B(a)	2.31	887	32,406
Colombia — .1%
Grupo Argos SA	5.77	1,238	3,507
Grupo Cibest SA	9.87	3,104	33,759
Grupo de Inversiones Suramericana SA	3.97	1,712	15,414
			52,680
Russia — .0%
Sberbank of Russia PJSC(d)	10.63	4,890	0
Surgutneftegas PJSC(d)	18.99	37,000	0
Tatneft PJSC(d)	13.55	266	0
			0
South Korea — .4%
Hyundai Motor Co	6.44	191	22,752
Hyundai Motor Co.	6.58	81	9,427
LG Chem Ltd.	0.72	97	10,618
Samsung Electronics Co. Ltd.	2.53	4,802	199,448
Samsung Fire & Marine Insurance Co. Ltd.	5.82	24	5,746
			247,991
Total Preferred Stocks (cost $677,316)			912,833

Description	Number of Rights	Value ($)
Rights — .0%
Taiwan — .0%
TA Chen Stainless Pipe, expiring 8/25/2025 (cost $0)	1,617	450

Shares
Warrants — .0%
Malaysia — .0%
YTL Corp. Bhd, expiring 6/2/2028 (cost $0)	8,220	1,908

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $56,254)	4.29	56,254	56,254
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $54,860)	4.29	54,860	54,860
Total Investments (cost $44,990,556)		99.2%	57,125,526
Cash and Receivables (Net)		.8%	451,787
Net Assets		100.0%	57,577,313

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $189,263 and the value of the collateral was $209,776, consisting of cash collateral of $54,860 and U.S. Government & Agency securities valued at $154,916.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $3,285,179 or 5.7% of net assets.

(d)	The fund held Level 3 securities at July 31, 2025. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI Emerging Markets Index	9	9/19/2025	569,011	557,235	(11,776)
Gross Unrealized Depreciation					(11,776)
See notes to statement of investments.

Statement of Investments
BNY Mellon Emerging Markets Equity ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	56,099,221	—	0	56,099,221
Equity Securities - Preferred Stocks	912,833	—	0	912,833
Rights	—	450	—	450
Warrants	—	1,908	—	1,908
Investment Companies	111,114	—	—	111,114
	57,123,168	2,358	0	57,125,526
Liabilities ($)
Other Financial Instruments:
Futures††	(11,776)	—	—	(11,776)
	(11,776)	—	—	(11,776)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) for which market quotations are available are valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $12,123,194, consisting of $15,288,047 gross unrealized appreciation and $3,164,853 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.